Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (1.1%)
U.S. Government Securities (1.1%)
	United States Treasury Note/Bond	3.875%	4/30/25	1,100	1,088
	United States Treasury Note/Bond	4.250%	5/31/25	78,310	78,090
	United States Treasury Note/Bond	3.625%	5/31/28	374,190	372,085
Total U.S. Government and Agency Obligations (Cost $451,322)					451,263
Corporate Bonds (97.9%)
Communications (5.2%)
	Activision Blizzard Inc.	3.400%	9/15/26	17,226	16,542
	Activision Blizzard Inc.	3.400%	6/15/27	6,163	5,841
	Alphabet Inc.	0.450%	8/15/25	10,777	9,931
	Alphabet Inc.	1.998%	8/15/26	46,925	43,899
	Alphabet Inc.	0.800%	8/15/27	5,717	5,020
	AT&T Inc.	3.875%	1/15/26	22,525	21,895
	AT&T Inc.	5.539%	2/20/26	19,924	19,933
	AT&T Inc.	1.700%	3/25/26	64,993	59,374
	AT&T Inc.	2.950%	7/15/26	4,857	4,586
	AT&T Inc.	3.800%	2/15/27	3,500	3,379
	AT&T Inc.	4.250%	3/1/27	31,532	30,979
	AT&T Inc.	2.300%	6/1/27	45,278	41,021
	AT&T Inc.	1.650%	2/1/28	37,830	32,774
[1]	AT&T Inc.	4.100%	2/15/28	27,295	26,396
	Baidu Inc.	3.875%	9/29/23	9,959	9,902
	Baidu Inc.	3.075%	4/7/25	20,665	19,877
	Baidu Inc.	4.125%	6/30/25	5,860	5,710
	Baidu Inc.	1.720%	4/9/26	5,129	4,637
	Baidu Inc.	1.625%	2/23/27	2,736	2,426
	Baidu Inc.	3.625%	7/6/27	12,240	11,620
	Baidu Inc.	4.375%	3/29/28	2,150	2,087
	Booking Holdings Inc.	3.650%	3/15/25	4,560	4,465
	Booking Holdings Inc.	3.600%	6/1/26	10,907	10,558
	Booking Holdings Inc.	3.550%	3/15/28	10,179	9,698
	Charter Communications Operating LLC	4.908%	7/23/25	79,964	78,644
	Charter Communications Operating LLC	3.750%	2/15/28	41,695	38,189
	Comcast Corp.	3.375%	8/15/25	8,100	7,874
	Comcast Corp.	3.950%	10/15/25	68,668	67,505
	Comcast Corp.	3.150%	3/1/26	24,903	24,042
	Comcast Corp.	2.350%	1/15/27	32,581	30,158
	Comcast Corp.	3.300%	2/1/27	34,125	32,642
	Comcast Corp.	3.300%	4/1/27	12,142	11,591
	Comcast Corp.	5.350%	11/15/27	29,550	30,401
	Comcast Corp.	3.150%	2/15/28	15,020	14,116

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	3.550%	5/1/28	17,474	16,607
	Discovery Communications LLC	3.900%	11/15/24	13,198	12,819
	Discovery Communications LLC	3.450%	3/15/25	4,910	4,720
	Discovery Communications LLC	3.950%	6/15/25	11,462	11,075
	Discovery Communications LLC	4.900%	3/11/26	5,447	5,375
	Discovery Communications LLC	3.950%	3/20/28	33,763	31,288
	Electronic Arts Inc.	4.800%	3/1/26	10,120	10,097
	Expedia Group Inc.	5.000%	2/15/26	20,511	20,390
	Expedia Group Inc.	4.625%	8/1/27	16,479	16,043
	FactSet Research Systems Inc.	2.900%	3/1/27	11,082	10,228
	Fox Corp.	3.050%	4/7/25	8,630	8,282
	Grupo Televisa SAB	4.625%	1/30/26	5,285	5,158
	Meta Platforms Inc.	3.500%	8/15/27	46,015	44,210
	Meta Platforms Inc.	4.600%	5/15/28	25,795	25,779
	Netflix Inc.	4.375%	11/15/26	17,378	17,111
	Netflix Inc.	4.875%	4/15/28	31,133	30,939
	Netflix Inc.	5.875%	11/15/28	8,167	8,479
	Omnicom Group Inc.	3.650%	11/1/24	16,228	15,821
	Omnicom Group Inc.	3.600%	4/15/26	20,996	20,249
	Paramount Global	4.750%	5/15/25	12,182	11,866
	Paramount Global	4.000%	1/15/26	8,095	7,669
	Paramount Global	2.900%	1/15/27	20,065	17,945
	Paramount Global	3.375%	2/15/28	5,160	4,550
[2]	Rogers Communications Inc.	2.950%	3/15/25	10,236	9,756
	Rogers Communications Inc.	3.625%	12/15/25	19,431	18,522
	Rogers Communications Inc.	2.900%	11/15/26	2,645	2,437
[2]	Rogers Communications Inc.	3.200%	3/15/27	17,605	16,406
	Sprint Capital Corp.	6.875%	11/15/28	27,307	29,237
	Sprint LLC	7.875%	9/15/23	8,000	8,035
	Sprint LLC	7.125%	6/15/24	2,000	2,021
	Sprint LLC	7.625%	2/15/25	22,010	22,562
	Take-Two Interactive Software Inc.	3.550%	4/14/25	14,382	13,919
	Take-Two Interactive Software Inc.	5.000%	3/28/26	9,905	9,864
	Take-Two Interactive Software Inc.	3.700%	4/14/27	9,339	8,924
	Take-Two Interactive Software Inc.	4.950%	3/28/28	18,975	18,846
	TCI Communications Inc.	7.875%	2/15/26	11,522	12,393
	Telefonica Emisiones SA	4.103%	3/8/27	40,280	38,943
	TELUS Corp.	2.800%	2/16/27	10,892	10,200
	Tencent Music Entertainment Group	1.375%	9/3/25	2,952	2,694
	Thomson Reuters Corp.	3.350%	5/15/26	4,058	3,884
	T-Mobile USA Inc.	3.500%	4/15/25	64,700	62,741
	T-Mobile USA Inc.	1.500%	2/15/26	22,446	20,375
	T-Mobile USA Inc.	2.250%	2/15/26	7,137	6,616
	T-Mobile USA Inc.	2.625%	4/15/26	25,819	24,075
	T-Mobile USA Inc.	3.750%	4/15/27	69,559	66,061
	T-Mobile USA Inc.	5.375%	4/15/27	8,275	8,275
	T-Mobile USA Inc.	4.750%	2/1/28	21,294	20,900
	T-Mobile USA Inc.	2.050%	2/15/28	51,374	44,863
	T-Mobile USA Inc.	4.800%	7/15/28	12,000	11,847
[1]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	18,219	17,605
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	22,608	21,708
[1]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	18,557	17,119
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	4,985	4,704
	Verizon Communications Inc.	3.376%	2/15/25	18,645	18,162
	Verizon Communications Inc.	0.850%	11/20/25	32,249	29,282
	Verizon Communications Inc.	1.450%	3/20/26	35,866	32,819
	Verizon Communications Inc.	2.625%	8/15/26	43,900	41,180
	Verizon Communications Inc.	4.125%	3/16/27	64,072	62,830

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	3.000%	3/22/27	22,100	20,825
	Verizon Communications Inc.	2.100%	3/22/28	47,520	41,936
	Vodafone Group plc	4.125%	5/30/25	8,518	8,366
	Vodafone Group plc	4.375%	5/30/28	10,946	10,766
	Walt Disney Co.	1.750%	8/30/24	34,485	33,089
	Walt Disney Co.	3.700%	9/15/24	5,751	5,650
	Walt Disney Co.	3.350%	3/24/25	33,768	32,951
	Walt Disney Co.	3.700%	10/15/25	12,034	11,767
	Walt Disney Co.	1.750%	1/13/26	24,308	22,648
	Walt Disney Co.	3.375%	11/15/26	4,688	4,507
	Walt Disney Co.	3.700%	3/23/27	7,854	7,654
	Walt Disney Co.	2.200%	1/13/28	11,445	10,406
	Warnermedia Holdings Inc.	3.638%	3/15/25	33,010	31,943
	Warnermedia Holdings Inc.	3.788%	3/15/25	2,063	1,994
	Warnermedia Holdings Inc.	3.755%	3/15/27	86,398	80,930
	Weibo Corp.	3.500%	7/5/24	9,849	9,588
	WPP Finance 2010	3.750%	9/19/24	8,415	8,184
					2,177,421
Consumer Discretionary (6.4%)
	Advance Auto Parts Inc.	5.950%	3/9/28	5,325	5,400
	Alibaba Group Holding Ltd.	3.600%	11/28/24	35,121	34,198
	Alibaba Group Holding Ltd.	3.400%	12/6/27	37,504	35,140
	Amazon.com Inc.	0.450%	5/12/24	63,450	60,577
	Amazon.com Inc.	2.800%	8/22/24	34,119	33,250
	Amazon.com Inc.	4.700%	11/29/24	4,749	4,749
	Amazon.com Inc.	3.800%	12/5/24	10,525	10,365
	Amazon.com Inc.	3.000%	4/13/25	14,060	13,669
	Amazon.com Inc.	0.800%	6/3/25	38,859	36,101
	Amazon.com Inc.	4.600%	12/1/25	9,103	9,128
	Amazon.com Inc.	5.200%	12/3/25	9,511	9,652
	Amazon.com Inc.	1.000%	5/12/26	41,872	37,984
	Amazon.com Inc.	3.300%	4/13/27	64,537	62,200
	Amazon.com Inc.	1.200%	6/3/27	21,347	18,927
	Amazon.com Inc.	3.150%	8/22/27	62,837	59,972
	Amazon.com Inc.	4.550%	12/1/27	45,453	45,831
	Amazon.com Inc.	1.650%	5/12/28	27,881	24,610
[1]	American Honda Finance Corp.	3.550%	1/12/24	18,853	18,659
[1]	American Honda Finance Corp.	2.400%	6/27/24	12,880	12,487
[1]	American Honda Finance Corp.	0.550%	7/12/24	18,436	17,493
[1]	American Honda Finance Corp.	2.150%	9/10/24	22,093	21,255
[1]	American Honda Finance Corp.	4.600%	4/17/25	10,710	10,649
[1]	American Honda Finance Corp.	1.200%	7/8/25	3,380	3,129
[1]	American Honda Finance Corp.	1.000%	9/10/25	10,461	9,601
[1]	American Honda Finance Corp.	1.300%	9/9/26	3,258	2,920
[1]	American Honda Finance Corp.	2.300%	9/9/26	14,434	13,389
[1]	American Honda Finance Corp.	2.350%	1/8/27	26,042	24,102
	Aptiv plc	2.396%	2/18/25	12,157	11,559
	AutoNation Inc.	3.500%	11/15/24	1,996	1,928
	AutoNation Inc.	4.500%	10/1/25	11,097	10,792
	AutoNation Inc.	3.800%	11/15/27	5,633	5,184
	AutoZone Inc.	3.250%	4/15/25	2,600	2,505
	AutoZone Inc.	3.625%	4/15/25	3,019	2,932
	AutoZone Inc.	3.125%	4/21/26	11,660	11,087
	AutoZone Inc.	3.750%	6/1/27	13,248	12,744
	AutoZone Inc.	4.500%	2/1/28	9,625	9,522
	Block Financial LLC	5.250%	10/1/25	6,841	6,733
	BorgWarner Inc.	3.375%	3/15/25	12,417	11,997
	BorgWarner Inc.	2.650%	7/1/27	23,346	21,382

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Brunswick Corp.	0.850%	8/18/24	9,361	8,798
Darden Restaurants Inc.	3.850%	5/1/27	9,628	9,267
DR Horton Inc.	2.500%	10/15/24	10,015	9,620
DR Horton Inc.	2.600%	10/15/25	17,009	15,959
DR Horton Inc.	1.300%	10/15/26	9,081	8,034
DR Horton Inc.	1.400%	10/15/27	5,935	5,131
eBay Inc.	3.450%	8/1/24	3,834	3,747
eBay Inc.	1.900%	3/11/25	25,715	24,321
eBay Inc.	5.900%	11/22/25	3,525	3,597
eBay Inc.	1.400%	5/10/26	13,675	12,378
eBay Inc.	3.600%	6/5/27	3,212	3,059
eBay Inc.	5.950%	11/22/27	2,280	2,356
Fortune Brands Innovations Inc.	4.000%	6/15/25	9,573	9,279
General Motors Co.	4.000%	4/1/25	12,758	12,405
General Motors Co.	6.125%	10/1/25	37,286	37,838
General Motors Co.	4.200%	10/1/27	9,181	8,763
General Motors Co.	6.800%	10/1/27	24,363	25,549
General Motors Financial Co. Inc.	1.200%	10/15/24	29,618	27,875
General Motors Financial Co. Inc.	3.500%	11/7/24	24,162	23,421
General Motors Financial Co. Inc.	4.000%	1/15/25	7,494	7,302
General Motors Financial Co. Inc.	2.900%	2/26/25	39,638	37,778
General Motors Financial Co. Inc.	3.800%	4/7/25	8,675	8,387
General Motors Financial Co. Inc.	4.350%	4/9/25	37,622	36,771
General Motors Financial Co. Inc.	2.750%	6/20/25	28,637	27,137
General Motors Financial Co. Inc.	4.300%	7/13/25	2,759	2,688
General Motors Financial Co. Inc.	1.250%	1/8/26	9,736	8,742
General Motors Financial Co. Inc.	5.250%	3/1/26	12,178	12,080
General Motors Financial Co. Inc.	5.400%	4/6/26	18,765	18,695
General Motors Financial Co. Inc.	1.500%	6/10/26	5,387	4,790
General Motors Financial Co. Inc.	4.000%	10/6/26	17,320	16,515
General Motors Financial Co. Inc.	4.350%	1/17/27	45,494	43,807
General Motors Financial Co. Inc.	2.350%	2/26/27	19,825	17,725
General Motors Financial Co. Inc.	5.000%	4/9/27	49,666	48,772
General Motors Financial Co. Inc.	2.700%	8/20/27	2,552	2,273
General Motors Financial Co. Inc.	6.000%	1/9/28	30,390	30,840
Genuine Parts Co.	1.750%	2/1/25	7,905	7,415
Harley-Davidson Inc.	3.500%	7/28/25	9,137	8,706
Hasbro Inc.	3.000%	11/19/24	14,898	14,345
Hasbro Inc.	3.550%	11/19/26	19,432	18,256
Home Depot Inc.	2.700%	4/15/25	5,810	5,613
Home Depot Inc.	3.350%	9/15/25	15,474	15,053
Home Depot Inc.	4.000%	9/15/25	7,825	7,723
Home Depot Inc.	3.000%	4/1/26	24,098	23,260
Home Depot Inc.	2.125%	9/15/26	16,116	14,994
Home Depot Inc.	2.500%	4/15/27	39,558	37,042
Home Depot Inc.	2.875%	4/15/27	13,840	13,133
Home Depot Inc.	2.800%	9/14/27	33,961	31,901
Home Depot Inc.	1.500%	9/15/28	9,750	8,426
Honda Motor Co. Ltd.	2.271%	3/10/25	18,429	17,593
Honda Motor Co. Ltd.	2.534%	3/10/27	32,724	30,491
Hyatt Hotels Corp.	1.800%	10/1/24	2,580	2,444
Hyatt Hotels Corp.	5.375%	4/23/25	15,345	15,320
Hyatt Hotels Corp.	4.850%	3/15/26	13,391	13,200
JD.com Inc.	3.875%	4/29/26	8,693	8,372
Leggett & Platt Inc.	3.800%	11/15/24	4,846	4,714
Leggett & Platt Inc.	3.500%	11/15/27	9,288	8,653
Leland Stanford Junior University	1.289%	6/1/27	7,554	6,707
Lennar Corp.	4.875%	12/15/23	14,782	14,715

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lennar Corp.	5.875%	11/15/24	6,139	6,149
	Lennar Corp.	4.750%	5/30/25	7,613	7,503
	Lennar Corp.	5.250%	6/1/26	5,140	5,134
	Lennar Corp.	5.000%	6/15/27	4,634	4,567
	Lennar Corp.	4.750%	11/29/27	3,486	3,414
	Lowe's Cos. Inc.	3.125%	9/15/24	3,551	3,456
	Lowe's Cos. Inc.	4.000%	4/15/25	7,097	6,964
	Lowe's Cos. Inc.	4.400%	9/8/25	17,579	17,397
	Lowe's Cos. Inc.	3.375%	9/15/25	11,194	10,799
	Lowe's Cos. Inc.	2.500%	4/15/26	5,696	5,364
	Lowe's Cos. Inc.	3.350%	4/1/27	22,204	21,171
	Lowe's Cos. Inc.	3.100%	5/3/27	45,146	42,527
	Lowe's Cos. Inc.	1.300%	4/15/28	18,535	15,804
	Magna International Inc.	3.625%	6/15/24	12,321	12,073
	Magna International Inc.	4.150%	10/1/25	3,259	3,176
	Marriott International Inc.	3.750%	3/15/25	4,589	4,460
[1]	Marriott International Inc.	5.750%	5/1/25	9,224	9,321
	Marriott International Inc.	3.750%	10/1/25	4,713	4,560
[1]	Marriott International Inc.	3.125%	6/15/26	10,070	9,513
	Marriott International Inc.	5.000%	10/15/27	17,290	17,317
[1]	Marriott International Inc.	4.000%	4/15/28	9,830	9,379
	Masco Corp.	3.500%	11/15/27	6,183	5,841
	Masco Corp.	1.500%	2/15/28	3,458	2,957
[1]	McDonald's Corp.	3.250%	6/10/24	4,893	4,800
[1]	McDonald's Corp.	3.375%	5/26/25	15,815	15,404
[1]	McDonald's Corp.	3.300%	7/1/25	24,204	23,451
[1]	McDonald's Corp.	1.450%	9/1/25	4,638	4,302
[1]	McDonald's Corp.	3.700%	1/30/26	35,251	34,364
[1]	McDonald's Corp.	3.500%	3/1/27	17,340	16,744
[1]	McDonald's Corp.	3.500%	7/1/27	12,015	11,539
[1]	McDonald's Corp.	3.800%	4/1/28	18,500	17,911
[2]	Mercedes-Benz Finance North America LLC	0.750%	3/1/24	5,000	4,823
	NIKE Inc.	2.375%	11/1/26	21,603	20,268
	NIKE Inc.	2.750%	3/27/27	34,051	32,249
	O'Reilly Automotive Inc.	3.550%	3/15/26	14,504	14,031
	O'Reilly Automotive Inc.	3.600%	9/1/27	13,325	12,747
	Owens Corning	4.200%	12/1/24	7,266	7,130
	Owens Corning	3.400%	8/15/26	9,566	9,113
	PulteGroup Inc.	5.500%	3/1/26	11,195	11,234
	PulteGroup Inc.	5.000%	1/15/27	6,813	6,790
	PVH Corp.	4.625%	7/10/25	10,330	10,070
	Ralph Lauren Corp.	3.750%	9/15/25	8,829	8,587
	Ross Stores Inc.	4.600%	4/15/25	16,350	16,184
	Ross Stores Inc.	0.875%	4/15/26	3,412	3,032
	Snap-on Inc.	3.250%	3/1/27	1,191	1,135
	Stanley Black & Decker Inc.	3.400%	3/1/26	5,513	5,260
[1]	Stanley Black & Decker Inc.	4.000%	3/15/60	14,624	10,927
	Starbucks Corp.	3.800%	8/15/25	27,043	26,427
	Starbucks Corp.	4.750%	2/15/26	6,815	6,810
	Starbucks Corp.	2.450%	6/15/26	9,124	8,569
	Starbucks Corp.	2.000%	3/12/27	3,069	2,785
	Starbucks Corp.	3.500%	3/1/28	8,404	7,988
	Tapestry Inc.	4.125%	7/15/27	9,131	8,647
	TJX Cos. Inc.	2.250%	9/15/26	8,059	7,504
	Toll Brothers Finance Corp.	4.875%	11/15/25	11,160	10,974
	Toll Brothers Finance Corp.	4.350%	2/15/28	8,415	7,935
	Toyota Motor Corp.	2.358%	7/2/24	2,171	2,107
	Toyota Motor Corp.	1.339%	3/25/26	11,270	10,290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toyota Motor Corp.	2.760%	7/2/29	7,438	6,765
	Toyota Motor Credit Corp.	3.350%	1/8/24	7,691	7,595
[1]	Toyota Motor Credit Corp.	0.500%	6/18/24	4,994	4,751
	Toyota Motor Credit Corp.	0.625%	9/13/24	18,459	17,456
[1]	Toyota Motor Credit Corp.	4.400%	9/20/24	27,498	27,283
[1]	Toyota Motor Credit Corp.	2.000%	10/7/24	10,318	9,913
	Toyota Motor Credit Corp.	4.800%	1/10/25	9,188	9,183
[1]	Toyota Motor Credit Corp.	1.450%	1/13/25	13,155	12,453
[1]	Toyota Motor Credit Corp.	1.800%	2/13/25	44,545	42,342
[1]	Toyota Motor Credit Corp.	3.000%	4/1/25	34,743	33,586
[1]	Toyota Motor Credit Corp.	3.400%	4/14/25	17,128	16,681
	Toyota Motor Credit Corp.	3.950%	6/30/25	14,835	14,588
[1]	Toyota Motor Credit Corp.	0.800%	10/16/25	13,713	12,481
[1]	Toyota Motor Credit Corp.	0.800%	1/9/26	7,188	6,506
	Toyota Motor Credit Corp.	4.450%	5/18/26	14,389	14,293
[1]	Toyota Motor Credit Corp.	1.125%	6/18/26	26,244	23,632
[1]	Toyota Motor Credit Corp.	3.200%	1/11/27	31,017	29,536
[1]	Toyota Motor Credit Corp.	1.900%	1/13/27	11,749	10,681
[1]	Toyota Motor Credit Corp.	3.050%	3/22/27	5,399	5,103
[1]	Toyota Motor Credit Corp.	1.150%	8/13/27	11,328	9,885
[1]	Toyota Motor Credit Corp.	4.550%	9/20/27	22,411	22,351
	Toyota Motor Credit Corp.	5.450%	11/10/27	25,619	26,461
	Toyota Motor Credit Corp.	4.625%	1/12/28	5,229	5,237
[1]	Toyota Motor Credit Corp.	1.900%	4/6/28	13,557	11,998
	VF Corp.	2.400%	4/23/25	11,885	11,196
	VF Corp.	2.800%	4/23/27	9,432	8,617
	Whirlpool Corp.	3.700%	5/1/25	6,720	6,548
[1]	Yale University	0.873%	4/15/25	10,906	10,136
					2,695,811
Consumer Staples (5.7%)
	Altria Group Inc.	2.350%	5/6/25	16,029	15,191
	Altria Group Inc.	4.400%	2/14/26	11,879	11,736
	Altria Group Inc.	2.625%	9/16/26	4,579	4,275
[1]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	50,297	48,984
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	49,500	48,459
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	10,000	10,073
	Archer-Daniels-Midland Co.	2.500%	8/11/26	19,244	18,156
	Avery Dennison Corp.	4.875%	12/6/28	10,242	10,122
	BAT Capital Corp.	3.222%	8/15/24	42,351	41,100
	BAT Capital Corp.	2.789%	9/6/24	8,029	7,729
	BAT Capital Corp.	3.215%	9/6/26	18,731	17,527
	BAT Capital Corp.	4.700%	4/2/27	9,183	8,956
	BAT Capital Corp.	3.557%	8/15/27	61,349	56,380
	BAT Capital Corp.	2.259%	3/25/28	38,700	33,235
	BAT International Finance plc	1.668%	3/25/26	31,530	28,422
	BAT International Finance plc	4.448%	3/16/28	18,120	17,194
	Brown-Forman Corp.	3.500%	4/15/25	6,229	6,078
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	11,278	10,415
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	22,551	21,317
	Campbell Soup Co.	3.950%	3/15/25	22,842	22,343
	Campbell Soup Co.	3.300%	3/19/25	8,201	7,919
	Campbell Soup Co.	4.150%	3/15/28	21,277	20,664
	Church & Dwight Co. Inc.	3.150%	8/1/27	8,160	7,759
	Clorox Co.	3.100%	10/1/27	4,307	4,032
	Clorox Co.	4.400%	5/1/29	7,183	7,035
	Coca-Cola Co.	1.750%	9/6/24	17,696	17,106
	Coca-Cola Co.	3.375%	3/25/27	25,559	24,912
	Coca-Cola Co.	2.900%	5/25/27	6,089	5,804

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coca-Cola Co.	1.450%	6/1/27	36,423	33,042
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	7,340	7,159
	Colgate-Palmolive Co.	4.800%	3/2/26	8,225	8,350
	Colgate-Palmolive Co.	3.100%	8/15/27	16,613	15,993
	Colgate-Palmolive Co.	4.600%	3/1/28	7,775	7,928
	Conagra Brands Inc.	4.300%	5/1/24	15,826	15,607
	Conagra Brands Inc.	4.600%	11/1/25	23,903	23,718
	Conagra Brands Inc.	1.375%	11/1/27	3,868	3,305
	Constellation Brands Inc.	4.750%	11/15/24	6,743	6,684
	Constellation Brands Inc.	4.400%	11/15/25	12,320	12,101
	Constellation Brands Inc.	4.750%	12/1/25	9,206	9,143
	Constellation Brands Inc.	5.000%	2/2/26	4,000	4,001
	Constellation Brands Inc.	3.700%	12/6/26	9,145	8,776
	Constellation Brands Inc.	3.500%	5/9/27	24,753	23,651
	Constellation Brands Inc.	4.350%	5/9/27	15,004	14,722
	Constellation Brands Inc.	3.600%	2/15/28	4,390	4,137
	Constellation Brands Inc.	4.650%	11/15/28	4,720	4,672
	Costco Wholesale Corp.	2.750%	5/18/24	24,732	24,145
	Costco Wholesale Corp.	3.000%	5/18/27	19,103	18,315
	Costco Wholesale Corp.	1.375%	6/20/27	32,752	29,259
	Diageo Capital plc	2.125%	10/24/24	3,451	3,309
	Diageo Capital plc	1.375%	9/29/25	14,593	13,510
	Diageo Capital plc	5.300%	10/24/27	22,005	22,660
	Dollar General Corp.	4.250%	9/20/24	25,240	24,897
	Dollar General Corp.	4.150%	11/1/25	7,378	7,231
	Dollar General Corp.	3.875%	4/15/27	5,617	5,438
	Dollar General Corp.	4.625%	11/1/27	12,268	12,183
	Dollar General Corp.	4.125%	5/1/28	8,843	8,552
	Dollar Tree Inc.	4.000%	5/15/25	21,829	21,322
	Dollar Tree Inc.	4.200%	5/15/28	22,358	21,500
	Estee Lauder Cos. Inc.	2.000%	12/1/24	16,346	15,675
	Estee Lauder Cos. Inc.	3.150%	3/15/27	6,422	6,163
	Estee Lauder Cos. Inc.	4.375%	5/15/28	9,850	9,798
	Flowers Foods Inc.	3.500%	10/1/26	7,284	6,904
	General Mills Inc.	4.000%	4/17/25	11,131	10,936
	General Mills Inc.	3.200%	2/10/27	17,390	16,588
	General Mills Inc.	4.200%	4/17/28	25,975	25,477
	Haleon UK Capital plc	3.125%	3/24/25	21,610	20,782
	Haleon US Capital LLC	3.375%	3/24/27	27,945	26,405
	Haleon US Capital LLC	3.375%	3/24/29	6,278	5,773
	Hershey Co.	2.050%	11/15/24	1,796	1,731
	Hershey Co.	0.900%	6/1/25	10,570	9,801
	Hershey Co.	3.200%	8/21/25	2,808	2,714
	Hershey Co.	2.300%	8/15/26	2,562	2,416
	Hershey Co.	4.250%	5/4/28	2,400	2,401
	Hormel Foods Corp.	0.650%	6/3/24	12,692	12,129
	Ingredion Inc.	3.200%	10/1/26	10,224	9,633
	J M Smucker Co.	3.500%	3/15/25	8,219	7,984
	J M Smucker Co.	3.375%	12/15/27	2,825	2,659
[2]	JBS USA LUX SA	2.500%	1/15/27	26,220	23,058
[2]	JBS USA LUX SA	5.125%	2/1/28	10,125	9,746
	Kellogg Co.	2.650%	12/1/23	12,172	11,983
	Kellogg Co.	3.250%	4/1/26	5,917	5,656
	Kellogg Co.	4.300%	5/15/28	6,000	5,866
[2]	Kenvue Inc.	5.500%	3/22/25	9,345	9,436
[2]	Kenvue Inc.	5.350%	3/22/26	5,730	5,824
[2]	Kenvue Inc.	5.050%	3/22/28	25,250	25,794
	Keurig Dr Pepper Inc.	3.130%	12/15/23	8,800	8,711

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Keurig Dr Pepper Inc.	4.417%	5/25/25	2,424	2,395
Keurig Dr Pepper Inc.	3.400%	11/15/25	10,346	9,983
Keurig Dr Pepper Inc.	2.550%	9/15/26	12,406	11,519
Keurig Dr Pepper Inc.	3.430%	6/15/27	2,965	2,824
Keurig Dr Pepper Inc.	4.597%	5/25/28	21,250	21,027
Kimberly-Clark Corp.	3.050%	8/15/25	7,135	6,917
Kimberly-Clark Corp.	2.750%	2/15/26	2,185	2,089
Kraft Heinz Foods Co.	3.000%	6/1/26	30,097	28,559
Kraft Heinz Foods Co.	3.875%	5/15/27	40,928	39,612
Kroger Co.	3.500%	2/1/26	3,105	2,998
Kroger Co.	2.650%	10/15/26	20,059	18,763
Kroger Co.	3.700%	8/1/27	2,605	2,512
McCormick & Co. Inc.	3.150%	8/15/24	14,798	14,385
McCormick & Co. Inc.	0.900%	2/15/26	1,714	1,536
McCormick & Co. Inc.	3.400%	8/15/27	14,273	13,436
Mead Johnson Nutrition Co.	4.125%	11/15/25	29,124	28,680
Molson Coors Beverage Co.	3.000%	7/15/26	22,550	21,246
Mondelez International Inc.	1.500%	5/4/25	5,247	4,923
Mondelez International Inc.	2.625%	3/17/27	2,945	2,741
PepsiCo Inc.	2.250%	3/19/25	15,202	14,602
PepsiCo Inc.	2.750%	4/30/25	24,774	23,928
PepsiCo Inc.	3.500%	7/17/25	17,573	17,197
PepsiCo Inc.	2.850%	2/24/26	22,660	21,792
PepsiCo Inc.	2.375%	10/6/26	19,767	18,623
PepsiCo Inc.	2.625%	3/19/27	18,061	17,013
PepsiCo Inc.	3.000%	10/15/27	20,924	19,927
PepsiCo Inc.	3.600%	2/18/28	5,650	5,505
PepsiCo Inc.	4.450%	5/15/28	10,100	10,206
Philip Morris International Inc.	2.875%	5/1/24	16,532	16,141
Philip Morris International Inc.	3.250%	11/10/24	7,440	7,253
Philip Morris International Inc.	5.125%	11/15/24	21,964	21,973
Philip Morris International Inc.	1.500%	5/1/25	2,339	2,194
Philip Morris International Inc.	3.375%	8/11/25	13,436	13,013
Philip Morris International Inc.	5.000%	11/17/25	9,726	9,741
Philip Morris International Inc.	4.875%	2/13/26	10,580	10,565
Philip Morris International Inc.	2.750%	2/25/26	15,665	14,820
Philip Morris International Inc.	0.875%	5/1/26	12,595	11,295
Philip Morris International Inc.	5.125%	11/17/27	47,717	48,204
Philip Morris International Inc.	4.875%	2/15/28	40,760	40,630
Procter & Gamble Co.	0.550%	10/29/25	21,957	20,049
Procter & Gamble Co.	2.700%	2/2/26	10,669	10,305
Procter & Gamble Co.	2.450%	11/3/26	29,378	27,723
Procter & Gamble Co.	1.900%	2/1/27	6,977	6,454
Procter & Gamble Co.	2.800%	3/25/27	10,355	9,865
Procter & Gamble Co.	2.850%	8/11/27	11,343	10,800
Procter & Gamble Co.	3.950%	1/26/28	9,675	9,631
Reynolds American Inc.	4.450%	6/12/25	54,137	52,921
Sysco Corp.	3.750%	10/1/25	20,380	19,791
Sysco Corp.	3.300%	7/15/26	25,043	23,912
Sysco Corp.	3.250%	7/15/27	4,586	4,323
Target Corp.	3.500%	7/1/24	6,579	6,475
Target Corp.	2.250%	4/15/25	18,676	17,843
Target Corp.	2.500%	4/15/26	7,019	6,691
Target Corp.	1.950%	1/15/27	33,676	31,031
Tyson Foods Inc.	3.950%	8/15/24	17,601	17,315
Tyson Foods Inc.	4.000%	3/1/26	3,062	2,973
Tyson Foods Inc.	3.550%	6/2/27	26,645	25,208
Unilever Capital Corp.	2.600%	5/5/24	10,248	9,988

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Unilever Capital Corp.	0.626%	8/12/24	2,185	2,069
	Unilever Capital Corp.	3.375%	3/22/25	4,721	4,601
	Unilever Capital Corp.	3.100%	7/30/25	7,294	7,050
	Unilever Capital Corp.	2.000%	7/28/26	15,455	14,402
	Unilever Capital Corp.	2.900%	5/5/27	11,440	10,845
	Unilever Capital Corp.	3.500%	3/22/28	8,465	8,172
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	23,091	22,543
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	28,004	26,578
	Walmart Inc.	2.850%	7/8/24	14,954	14,616
	Walmart Inc.	2.650%	12/15/24	7,895	7,650
	Walmart Inc.	3.550%	6/26/25	17,462	17,147
	Walmart Inc.	3.900%	9/9/25	23,461	23,211
	Walmart Inc.	4.000%	4/15/26	4,861	4,828
	Walmart Inc.	3.050%	7/8/26	20,601	19,916
	Walmart Inc.	1.050%	9/17/26	25,230	22,715
	Walmart Inc.	3.950%	9/9/27	20,692	20,561
	Walmart Inc.	3.900%	4/15/28	13,465	13,330
					2,384,575
Energy (5.1%)
	Baker Hughes Holdings LLC	2.061%	12/15/26	12,431	11,276
	Baker Hughes Holdings LLC	3.337%	12/15/27	23,571	22,072
	Boardwalk Pipelines LP	4.950%	12/15/24	3,937	3,890
	Boardwalk Pipelines LP	5.950%	6/1/26	12,165	12,367
	Boardwalk Pipelines LP	4.450%	7/15/27	2,317	2,238
	BP Capital Markets America Inc.	3.796%	9/21/25	20,206	19,775
	BP Capital Markets America Inc.	3.410%	2/11/26	20,945	20,235
[1]	BP Capital Markets America Inc.	3.119%	5/4/26	21,344	20,472
[1]	BP Capital Markets America Inc.	3.017%	1/16/27	13,161	12,473
	BP Capital Markets America Inc.	3.543%	4/6/27	16,020	15,442
[1]	BP Capital Markets America Inc.	3.588%	4/14/27	15,562	15,007
	BP Capital Markets America Inc.	3.937%	9/21/28	4,450	4,315
	BP Capital Markets plc	3.279%	9/19/27	8,545	8,149
	Canadian Natural Resources Ltd.	3.900%	2/1/25	3,363	3,271
	Canadian Natural Resources Ltd.	2.050%	7/15/25	14,054	13,187
	Canadian Natural Resources Ltd.	3.850%	6/1/27	33,503	31,849
	Cenovus Energy Inc.	4.250%	4/15/27	12,451	12,011
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	34,087	34,137
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	21,759	21,573
	Chevron Corp.	1.554%	5/11/25	56,410	53,198
	Chevron Corp.	3.326%	11/17/25	14,715	14,332
	Chevron Corp.	2.954%	5/16/26	27,975	26,877
	Chevron Corp.	1.995%	5/11/27	14,079	12,892
	Chevron USA Inc.	3.900%	11/15/24	3,720	3,668
	Chevron USA Inc.	0.687%	8/12/25	19,186	17,661
	Chevron USA Inc.	1.018%	8/12/27	6,373	5,596
	Chevron USA Inc.	3.850%	1/15/28	2,728	2,690
	Columbia Pipeline Group Inc.	4.500%	6/1/25	16,277	15,996
	ConocoPhillips Co.	2.400%	3/7/25	1,254	1,203
	Continental Resources Inc.	3.800%	6/1/24	18,115	17,746
	Continental Resources Inc.	4.375%	1/15/28	17,767	16,703
	Coterra Energy Inc.	3.900%	5/15/27	24,819	23,530
	DCP Midstream Operating LP	5.375%	7/15/25	9,545	9,459
	DCP Midstream Operating LP	5.625%	7/15/27	11,830	11,924
	Devon Energy Corp.	5.250%	9/15/24	8,690	8,660
	Devon Energy Corp.	5.850%	12/15/25	13,137	13,286
	Diamondback Energy Inc.	3.250%	12/1/26	22,110	21,089
[1]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	3,581	3,457
	Enbridge Energy Partners LP	5.875%	10/15/25	8,214	8,305

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enbridge Inc.	3.500%	6/10/24	14,271	13,963
	Enbridge Inc.	2.500%	1/15/25	3,131	2,991
	Enbridge Inc.	2.500%	2/14/25	2,858	2,724
	Enbridge Inc.	1.600%	10/4/26	4,536	4,059
	Enbridge Inc.	4.250%	12/1/26	20,871	20,297
	Enbridge Inc.	3.700%	7/15/27	2,961	2,824
	Energy Transfer LP	4.050%	3/15/25	22,055	21,523
	Energy Transfer LP	2.900%	5/15/25	25,521	24,248
	Energy Transfer LP	5.950%	12/1/25	8,223	8,273
	Energy Transfer LP	4.750%	1/15/26	10,545	10,393
	Energy Transfer LP	3.900%	7/15/26	5,557	5,303
	Energy Transfer LP	4.400%	3/15/27	19,362	18,681
	Energy Transfer LP	4.200%	4/15/27	15,756	15,100
[1]	Energy Transfer LP	5.500%	6/1/27	24,312	24,374
	Energy Transfer LP	4.000%	10/1/27	2,733	2,587
	Energy Transfer LP	5.550%	2/15/28	21,995	22,097
	Energy Transfer LP	4.950%	5/15/28	9,902	9,680
	Energy Transfer LP	4.950%	6/15/28	4,296	4,197
	Enterprise Products Operating LLC	3.750%	2/15/25	28,901	28,353
	Enterprise Products Operating LLC	5.050%	1/10/26	4,332	4,366
	Enterprise Products Operating LLC	3.700%	2/15/26	17,661	17,204
	Enterprise Products Operating LLC	3.950%	2/15/27	12,979	12,673
[1]	Enterprise Products Operating LLC	5.250%	8/16/77	16,771	14,525
[1]	Enterprise Products Operating LLC	5.375%	2/15/78	13,274	10,825
	EOG Resources Inc.	3.150%	4/1/25	11,137	10,770
	EOG Resources Inc.	4.150%	1/15/26	15,618	15,451
	EQT Corp.	6.125%	2/1/25	19,962	19,968
	EQT Corp.	5.678%	10/1/25	12,050	12,042
	EQT Corp.	3.900%	10/1/27	16,568	15,428
	EQT Corp.	5.700%	4/1/28	4,450	4,426
	Exxon Mobil Corp.	2.019%	8/16/24	11,217	10,838
	Exxon Mobil Corp.	2.709%	3/6/25	29,036	28,064
	Exxon Mobil Corp.	2.992%	3/19/25	60,047	58,221
	Exxon Mobil Corp.	3.043%	3/1/26	53,101	51,243
	Exxon Mobil Corp.	2.275%	8/16/26	21,070	19,771
	Exxon Mobil Corp.	3.294%	3/19/27	13,505	13,106
	Halliburton Co.	3.800%	11/15/25	8,710	8,472
	Hess Corp.	3.500%	7/15/24	6,076	5,936
	Hess Corp.	4.300%	4/1/27	23,525	22,786
	HF Sinclair Corp.	5.875%	4/1/26	18,747	18,821
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	13,471	13,245
	Kinder Morgan Inc.	4.300%	6/1/25	20,534	20,144
	Kinder Morgan Inc.	1.750%	11/15/26	8,694	7,744
	Kinder Morgan Inc.	4.300%	3/1/28	21,146	20,450
	Magellan Midstream Partners LP	5.000%	3/1/26	16,252	16,100
	Marathon Oil Corp.	4.400%	7/15/27	18,568	17,858
	Marathon Petroleum Corp.	3.625%	9/15/24	5,386	5,248
	Marathon Petroleum Corp.	4.700%	5/1/25	32,067	31,666
	Marathon Petroleum Corp.	5.125%	12/15/26	19,653	19,618
	Marathon Petroleum Corp.	3.800%	4/1/28	9,165	8,620
	MPLX LP	4.875%	12/1/24	25,090	24,814
	MPLX LP	4.000%	2/15/25	2,807	2,734
	MPLX LP	4.875%	6/1/25	27,305	26,993
	MPLX LP	1.750%	3/1/26	13,287	12,115
	MPLX LP	4.125%	3/1/27	31,412	30,435
	MPLX LP	4.250%	12/1/27	3,018	2,903
	MPLX LP	4.000%	3/15/28	16,108	15,304
	Northwest Pipeline LLC	4.000%	4/1/27	2,236	2,148

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Occidental Petroleum Corp.	5.875%	9/1/25	10,546	10,545
	Occidental Petroleum Corp.	5.550%	3/15/26	14,813	14,779
	Occidental Petroleum Corp.	8.500%	7/15/27	8,508	9,319
	ONEOK Inc.	2.750%	9/1/24	2,339	2,255
	ONEOK Inc.	2.200%	9/15/25	7,748	7,184
	ONEOK Inc.	5.850%	1/15/26	12,418	12,553
	ONEOK Inc.	4.000%	7/13/27	12,215	11,527
	ONEOK Partners LP	4.900%	3/15/25	16,860	16,640
	Ovintiv Exploration Inc.	5.375%	1/1/26	17,950	17,842
	Ovintiv Inc.	5.650%	5/15/28	3,592	3,575
	Phillips 66	3.850%	4/9/25	13,641	13,314
	Phillips 66	1.300%	2/15/26	2,176	1,975
	Phillips 66	3.900%	3/15/28	3,980	3,817
	Phillips 66 Co.	2.450%	12/15/24	5,201	4,959
	Phillips 66 Co.	3.605%	2/15/25	10,517	10,218
	Phillips 66 Co.	3.550%	10/1/26	9,922	9,412
	Phillips 66 Co.	4.950%	12/1/27	13,335	13,316
	Pioneer Natural Resources Co.	1.125%	1/15/26	4,732	4,282
	Plains All American Pipeline LP	3.600%	11/1/24	8,955	8,687
	Plains All American Pipeline LP	4.650%	10/15/25	14,883	14,627
	Plains All American Pipeline LP	4.500%	12/15/26	14,521	14,040
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	54,862	54,855
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	20,776	21,076
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	32,686	32,304
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	20,955	19,972
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	6,960	6,446
	Schlumberger Investment SA	3.650%	12/1/23	1	1
	Shell International Finance BV	2.000%	11/7/24	7,865	7,568
	Shell International Finance BV	3.250%	5/11/25	57,106	55,638
	Shell International Finance BV	2.875%	5/10/26	30,754	29,448
	Shell International Finance BV	2.500%	9/12/26	21,252	19,976
	Spectra Energy Partners LP	3.500%	3/15/25	7,994	7,709
	Spectra Energy Partners LP	3.375%	10/15/26	12,781	12,092
	Targa Resources Corp.	5.200%	7/1/27	2,463	2,431
	Targa Resources Partners LP	6.500%	7/15/27	19,600	19,649
	Targa Resources Partners LP	5.000%	1/15/28	5,292	5,091
	TC PipeLines LP	4.375%	3/13/25	6,171	6,033
	TC PipeLines LP	3.900%	5/25/27	11,398	10,969
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	3,443	3,639
	TotalEnergies Capital International SA	2.434%	1/10/25	13,749	13,210
	TransCanada PipeLines Ltd.	1.000%	10/12/24	9,917	9,317
	TransCanada PipeLines Ltd.	4.875%	1/15/26	21,583	21,462
	TransCanada PipeLines Ltd.	4.250%	5/15/28	3,567	3,424
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	13,571	14,379
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	2,749	2,612
	Valero Energy Partners LP	4.500%	3/15/28	14,852	14,513
	Western Midstream Operating LP	3.350%	2/1/25	11,590	11,059
	Western Midstream Operating LP	4.500%	3/1/28	5,249	4,942
	Western Midstream Operating LP	4.750%	8/15/28	3,119	2,950
	Williams Cos. Inc.	4.550%	6/24/24	22,119	21,853
	Williams Cos. Inc.	3.900%	1/15/25	4,718	4,605
	Williams Cos. Inc.	4.000%	9/15/25	23,094	22,441
	Williams Cos. Inc.	5.400%	3/2/26	4,418	4,455
	Williams Cos. Inc.	3.750%	6/15/27	31,588	30,111
					2,167,849
Financials (41.7%)
[1]	Aegon NV	5.500%	4/11/48	14,045	13,414
	AerCap Ireland Capital DAC	2.875%	8/14/24	18,232	17,516

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AerCap Ireland Capital DAC	1.650%	10/29/24	71,492	67,147
[1]	AerCap Ireland Capital DAC	1.750%	10/29/24	20,660	19,366
	AerCap Ireland Capital DAC	3.500%	1/15/25	22,710	21,736
	AerCap Ireland Capital DAC	6.500%	7/15/25	11,639	11,741
	AerCap Ireland Capital DAC	4.450%	10/1/25	20,549	19,809
	AerCap Ireland Capital DAC	1.750%	1/30/26	11,387	10,178
	AerCap Ireland Capital DAC	4.450%	4/3/26	1,897	1,817
	AerCap Ireland Capital DAC	2.450%	10/29/26	95,125	84,861
	AerCap Ireland Capital DAC	3.650%	7/21/27	20,324	18,643
	AerCap Ireland Capital DAC	3.875%	1/23/28	5,286	4,867
	Affiliated Managers Group Inc.	3.500%	8/1/25	10,572	10,082
	Aflac Inc.	1.125%	3/15/26	19,344	17,617
	Air Lease Corp.	0.800%	8/18/24	8,704	8,156
	Air Lease Corp.	4.250%	9/15/24	11,568	11,328
[1]	Air Lease Corp.	2.300%	2/1/25	14,754	13,914
	Air Lease Corp.	3.250%	3/1/25	14,715	14,024
	Air Lease Corp.	3.375%	7/1/25	9,814	9,309
[1]	Air Lease Corp.	2.875%	1/15/26	22,133	20,572
[1]	Air Lease Corp.	3.750%	6/1/26	12,961	12,269
	Air Lease Corp.	1.875%	8/15/26	31,496	27,830
	Air Lease Corp.	2.200%	1/15/27	4,681	4,136
	Air Lease Corp.	3.625%	4/1/27	4,244	3,918
	Air Lease Corp.	3.625%	12/1/27	8,405	7,666
	Air Lease Corp.	5.850%	12/15/27	8,723	8,713
	Aircastle Ltd.	4.250%	6/15/26	14,801	13,947
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	11,650	11,235
	Allstate Corp.	0.750%	12/15/25	4,919	4,417
	Allstate Corp.	3.280%	12/15/26	2,644	2,498
	Ally Financial Inc.	5.125%	9/30/24	20,726	20,162
	Ally Financial Inc.	4.625%	3/30/25	22,463	21,586
	Ally Financial Inc.	5.800%	5/1/25	5,675	5,615
	Ally Financial Inc.	4.750%	6/9/27	6,375	5,945
	Ally Financial Inc.	7.100%	11/15/27	15,555	15,820
	American Equity Investment Life Holding Co.	5.000%	6/15/27	13,903	13,585
	American Express Co.	2.500%	7/30/24	35,979	34,804
	American Express Co.	3.000%	10/30/24	32,738	31,657
	American Express Co.	3.625%	12/5/24	12,788	12,461
	American Express Co.	2.250%	3/4/25	42,198	40,081
	American Express Co.	3.950%	8/1/25	28,611	27,936
	American Express Co.	4.200%	11/6/25	15,847	15,515
	American Express Co.	4.990%	5/1/26	19,385	19,349
	American Express Co.	3.125%	5/20/26	7,052	6,726
	American Express Co.	1.650%	11/4/26	26,965	24,200
	American Express Co.	2.550%	3/4/27	35,716	32,810
	American Express Co.	3.300%	5/3/27	67,134	63,379
	American Express Co.	5.850%	11/5/27	8,290	8,613
[1]	American Express Credit Corp.	3.300%	5/3/27	1,542	1,463
	American International Group Inc.	2.500%	6/30/25	25,167	23,855
	American International Group Inc.	3.900%	4/1/26	13,685	13,259
	American International Group Inc.	4.200%	4/1/28	1,189	1,157
[1]	American International Group Inc.	5.750%	4/1/48	12,230	11,760
	Ameriprise Financial Inc.	3.700%	10/15/24	3,532	3,448
	Ameriprise Financial Inc.	3.000%	4/2/25	5,080	4,862
	Ameriprise Financial Inc.	2.875%	9/15/26	6,624	6,246
[1]	Aon Corp.	8.205%	1/1/27	6,076	6,203
	Aon Corp.	2.850%	5/28/27	3,798	3,519
	Aon Global Ltd.	3.500%	6/14/24	8,971	8,779
	Aon Global Ltd.	3.875%	12/15/25	21,325	20,675

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arch Capital Finance LLC	4.011%	12/15/26	4,940	4,780
	Ares Capital Corp.	4.200%	6/10/24	14,175	13,822
	Ares Capital Corp.	4.250%	3/1/25	3,081	2,937
	Ares Capital Corp.	3.250%	7/15/25	23,790	22,004
	Ares Capital Corp.	3.875%	1/15/26	27,721	25,718
	Ares Capital Corp.	2.150%	7/15/26	24,150	20,978
	Ares Capital Corp.	2.875%	6/15/27	6,863	5,985
	Assurant Inc.	4.900%	3/27/28	4,013	3,877
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	1,757	1,740
	Athene Holding Ltd.	4.125%	1/12/28	17,086	15,796
[1]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	12,216	11,870
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	20,985	21,022
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	3,283	2,908
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	8,223	7,002
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	14,597	13,210
	Banco Bilbao Vizcaya Argentaria SA	5.862%	9/14/26	20,775	20,661
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	17,590	17,811
	Banco Santander SA	2.706%	6/27/24	48,012	46,431
	Banco Santander SA	2.746%	5/28/25	43,928	41,206
	Banco Santander SA	5.147%	8/18/25	40,660	40,164
	Banco Santander SA	5.179%	11/19/25	13,940	13,678
	Banco Santander SA	1.849%	3/25/26	16,032	14,426
	Banco Santander SA	4.250%	4/11/27	18,570	17,725
	Banco Santander SA	5.294%	8/18/27	44,330	43,793
	Banco Santander SA	1.722%	9/14/27	24,883	21,741
	Banco Santander SA	3.800%	2/23/28	4,225	3,901
	Banco Santander SA	4.175%	3/24/28	36,475	34,333
	Banco Santander SA	4.379%	4/12/28	15,450	14,761
[1]	Bank of America Corp.	4.200%	8/26/24	53,732	52,853
[1]	Bank of America Corp.	4.000%	1/22/25	68,024	66,470
[1]	Bank of America Corp.	3.950%	4/21/25	50,969	49,679
[1]	Bank of America Corp.	3.875%	8/1/25	18,667	18,224
[1]	Bank of America Corp.	0.981%	9/25/25	27,803	26,061
[1]	Bank of America Corp.	3.093%	10/1/25	58,629	56,520
[1]	Bank of America Corp.	2.456%	10/22/25	16,840	16,060
[1]	Bank of America Corp.	1.530%	12/6/25	30,379	28,482
[1]	Bank of America Corp.	3.366%	1/23/26	28,165	27,072
[1]	Bank of America Corp.	2.015%	2/13/26	26,450	24,813
[1]	Bank of America Corp.	4.450%	3/3/26	40,452	39,608
[1]	Bank of America Corp.	3.384%	4/2/26	39,539	38,052
[1]	Bank of America Corp.	3.500%	4/19/26	72,240	69,648
[1]	Bank of America Corp.	1.319%	6/19/26	50,754	46,591
[1]	Bank of America Corp.	4.827%	7/22/26	11,038	10,914
	Bank of America Corp.	6.220%	9/15/26	8,555	8,819
[1]	Bank of America Corp.	4.250%	10/22/26	22,847	22,096
[1]	Bank of America Corp.	1.197%	10/24/26	44,328	39,993
	Bank of America Corp.	5.080%	1/20/27	17,971	17,838
[1]	Bank of America Corp.	1.658%	3/11/27	69,867	63,130
[1]	Bank of America Corp.	3.559%	4/23/27	54,549	51,752
	Bank of America Corp.	1.734%	7/22/27	109,922	98,013
[1]	Bank of America Corp.	3.248%	10/21/27	2,760	2,584
[1]	Bank of America Corp.	4.183%	11/25/27	24,563	23,539
[1]	Bank of America Corp.	3.824%	1/20/28	26,360	24,962
[1]	Bank of America Corp.	2.551%	2/4/28	28,370	25,682
[1]	Bank of America Corp.	3.705%	4/24/28	25,665	24,152
	Bank of America Corp.	4.376%	4/27/28	79,312	76,663
[1]	Bank of America Corp.	3.593%	7/21/28	42,452	39,592
[1]	Bank of America Corp.	4.948%	7/22/28	83,716	82,769

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	6.204%	11/10/28	46,845	48,497
[1]	Bank of America Corp.	3.419%	12/20/28	94,248	86,711
[1]	Bank of America Corp.	3.970%	3/5/29	45,571	42,986
	Bank of America Corp.	5.202%	4/25/29	53,380	53,241
[1]	Bank of Montreal	2.500%	6/28/24	7,525	7,282
[1]	Bank of Montreal	0.625%	7/9/24	2,975	2,818
[1]	Bank of Montreal	4.250%	9/14/24	18,771	18,472
	Bank of Montreal	5.200%	12/12/24	7,190	7,158
[1]	Bank of Montreal	1.500%	1/10/25	21,841	20,554
[1]	Bank of Montreal	1.850%	5/1/25	43,648	40,928
[1]	Bank of Montreal	3.700%	6/7/25	35,169	34,103
[3]	Bank of Montreal	5.300%	6/5/26	13,800	13,830
[1]	Bank of Montreal	1.250%	9/15/26	15,253	13,485
[1]	Bank of Montreal	0.949%	1/22/27	5,071	4,546
[1]	Bank of Montreal	2.650%	3/8/27	27,726	25,578
[1]	Bank of Montreal	4.700%	9/14/27	23,363	23,044
	Bank of Montreal	5.203%	2/1/28	24,835	24,923
[1]	Bank of Montreal	3.803%	12/15/32	14,231	12,727
[1]	Bank of New York Mellon Corp.	3.250%	9/11/24	4,567	4,445
[1]	Bank of New York Mellon Corp.	2.100%	10/24/24	22,772	21,795
[1]	Bank of New York Mellon Corp.	3.000%	2/24/25	19,405	18,709
[1]	Bank of New York Mellon Corp.	1.600%	4/24/25	28,024	26,334
[1]	Bank of New York Mellon Corp.	3.950%	11/18/25	11,807	11,473
[1]	Bank of New York Mellon Corp.	5.224%	11/21/25	6,049	6,035
[1]	Bank of New York Mellon Corp.	0.750%	1/28/26	2,916	2,613
[1]	Bank of New York Mellon Corp.	2.800%	5/4/26	21,507	20,371
[1]	Bank of New York Mellon Corp.	5.148%	5/22/26	22,555	22,519
	Bank of New York Mellon Corp.	4.414%	7/24/26	22,717	22,331
[1]	Bank of New York Mellon Corp.	2.450%	8/17/26	16,889	15,630
[1]	Bank of New York Mellon Corp.	1.050%	10/15/26	2,470	2,165
[1]	Bank of New York Mellon Corp.	2.050%	1/26/27	8,406	7,617
	Bank of New York Mellon Corp.	4.947%	4/26/27	11,807	11,759
[1]	Bank of New York Mellon Corp.	3.250%	5/16/27	25,125	23,775
[1]	Bank of New York Mellon Corp.	3.400%	1/29/28	1,635	1,541
[1]	Bank of New York Mellon Corp.	3.442%	2/7/28	37,503	35,589
[1]	Bank of New York Mellon Corp.	3.992%	6/13/28	5,020	4,840
[1]	Bank of New York Mellon Corp.	5.802%	10/25/28	24,845	25,629
	Bank of New York Mellon Corp.	4.543%	2/1/29	20,695	20,347
	Bank of Nova Scotia	0.650%	7/31/24	25,129	23,737
	Bank of Nova Scotia	5.250%	12/6/24	24,591	24,520
	Bank of Nova Scotia	1.450%	1/10/25	9,114	8,548
	Bank of Nova Scotia	2.200%	2/3/25	26,117	24,808
[1]	Bank of Nova Scotia	3.450%	4/11/25	36,582	35,341
	Bank of Nova Scotia	1.300%	6/11/25	20,143	18,582
	Bank of Nova Scotia	4.500%	12/16/25	23,041	22,421
	Bank of Nova Scotia	1.050%	3/2/26	2,013	1,805
	Bank of Nova Scotia	1.350%	6/24/26	22,668	20,260
	Bank of Nova Scotia	2.700%	8/3/26	32,949	30,611
	Bank of Nova Scotia	1.300%	9/15/26	20,654	18,255
	Bank of Nova Scotia	1.950%	2/2/27	12,450	11,215
	Bank of Nova Scotia	2.951%	3/11/27	4,572	4,260
[1,4]	Bank of Nova Scotia, 3M USD LIBOR + 2.648%	7.846%	Perpetual	3,800	3,248
	BankUnited Inc.	4.875%	11/17/25	9,321	7,936
[1]	Barclays Bank plc	3.750%	5/15/24	13,323	13,069
	Barclays plc	4.375%	9/11/24	4,247	4,146
	Barclays plc	3.650%	3/16/25	53,249	51,084
[1]	Barclays plc	3.932%	5/7/25	43,644	42,709
	Barclays plc	4.375%	1/12/26	40,465	39,072

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Barclays plc	2.852%	5/7/26	49,400	46,501
	Barclays plc	5.200%	5/12/26	27,472	26,680
	Barclays plc	5.304%	8/9/26	21,415	21,108
	Barclays plc	7.325%	11/2/26	14,995	15,549
	Barclays plc	5.829%	5/9/27	25,320	25,272
	Barclays plc	2.279%	11/24/27	15,283	13,590
	Barclays plc	4.836%	5/9/28	19,039	17,632
	Barclays plc	5.501%	8/9/28	39,564	38,962
	Barclays plc	7.385%	11/2/28	46,945	49,554
[1]	Barclays plc	4.972%	5/16/29	8,894	8,507
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	2,800	2,651
	Berkshire Hathaway Inc.	3.125%	3/15/26	44,475	43,198
	BGC Partners Inc.	3.750%	10/1/24	3,960	3,756
[2]	BGC Partners Inc.	8.000%	5/25/28	7,900	7,854
	BlackRock Inc.	3.200%	3/15/27	5,791	5,565
	Blackstone Private Credit Fund	2.350%	11/22/24	19,904	18,597
	Blackstone Private Credit Fund	2.700%	1/15/25	8,885	8,291
	Blackstone Private Credit Fund	7.050%	9/29/25	4,265	4,266
	Blackstone Private Credit Fund	2.625%	12/15/26	21,222	18,089
	Blackstone Private Credit Fund	3.250%	3/15/27	37,743	32,439
	Blackstone Secured Lending Fund	3.625%	1/15/26	15,644	14,399
	Blackstone Secured Lending Fund	2.750%	9/16/26	17,993	15,680
	Blackstone Secured Lending Fund	2.125%	2/15/27	17,355	14,543
[1]	BNP Paribas SA	4.250%	10/15/24	11,977	11,706
[2]	BNP Paribas SA	2.819%	11/19/25	1,160	1,105
[1]	BPCE SA	3.375%	12/2/26	8,974	8,418
	Brighthouse Financial Inc.	3.700%	6/22/27	12,109	11,160
	Brookfield Corp.	4.000%	1/15/25	12,030	11,745
	Brookfield Finance Inc.	4.250%	6/2/26	10,572	10,196
	Brookfield Finance Inc.	3.900%	1/25/28	11,613	10,858
	Brown & Brown Inc.	4.200%	9/15/24	4,464	4,376
	Canadian Imperial Bank of Commerce	1.000%	10/18/24	7,523	7,070
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	17,076	16,233
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	19,320	18,601
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	13,050	12,983
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	33,722	32,700
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	2,019	1,825
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	15,003	13,349
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	19,140	18,103
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	23,395	23,102
	Capital One Financial Corp.	3.300%	10/30/24	31,889	30,724
	Capital One Financial Corp.	3.200%	2/5/25	21,991	20,988
	Capital One Financial Corp.	4.250%	4/30/25	6,012	5,820
	Capital One Financial Corp.	4.200%	10/29/25	27,032	25,682
	Capital One Financial Corp.	2.636%	3/3/26	13,801	12,921
	Capital One Financial Corp.	4.985%	7/24/26	7,165	7,022
	Capital One Financial Corp.	3.750%	7/28/26	27,280	25,528
	Capital One Financial Corp.	3.750%	3/9/27	30,720	28,801
	Capital One Financial Corp.	3.650%	5/11/27	36,488	34,207
	Capital One Financial Corp.	1.878%	11/2/27	27,421	23,675
	Capital One Financial Corp.	4.927%	5/10/28	31,480	30,252
	Capital One Financial Corp.	5.468%	2/1/29	25,520	24,783
[1]	Capital One NA	2.280%	1/28/26	2,814	2,630
	Cboe Global Markets Inc.	3.650%	1/12/27	13,153	12,624
	Charles Schwab Corp.	3.000%	3/10/25	9,635	9,170
	Charles Schwab Corp.	4.200%	3/24/25	7,511	7,328
	Charles Schwab Corp.	3.625%	4/1/25	10,325	9,960
	Charles Schwab Corp.	3.850%	5/21/25	21,557	20,846

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charles Schwab Corp.	3.450%	2/13/26	11,295	10,801
	Charles Schwab Corp.	0.900%	3/11/26	7,723	6,771
	Charles Schwab Corp.	1.150%	5/13/26	27,063	23,826
	Charles Schwab Corp.	3.200%	3/2/27	2,754	2,531
	Charles Schwab Corp.	2.450%	3/3/27	31,381	28,034
	Charles Schwab Corp.	3.300%	4/1/27	12,519	11,552
	Charles Schwab Corp.	3.200%	1/25/28	15,439	14,068
	Charles Schwab Corp.	2.000%	3/20/28	16,363	14,007
	Charles Schwab Corp.	5.643%	5/19/29	21,845	21,902
	Chubb INA Holdings Inc.	3.350%	5/15/24	1	1
	Chubb INA Holdings Inc.	3.150%	3/15/25	23,338	22,664
	Chubb INA Holdings Inc.	3.350%	5/3/26	35,074	34,181
[1]	Cincinnati Financial Corp.	6.920%	5/15/28	6,900	7,480
	Citigroup Inc.	3.750%	6/16/24	20,173	19,782
	Citigroup Inc.	4.000%	8/5/24	5,252	5,169
	Citigroup Inc.	3.875%	3/26/25	39,404	38,268
	Citigroup Inc.	3.300%	4/27/25	11,896	11,542
	Citigroup Inc.	4.400%	6/10/25	57,007	55,628
	Citigroup Inc.	5.500%	9/13/25	27,909	27,914
	Citigroup Inc.	1.281%	11/3/25	26,607	25,032
	Citigroup Inc.	3.700%	1/12/26	37,242	36,024
	Citigroup Inc.	2.014%	1/25/26	52,783	49,662
	Citigroup Inc.	4.600%	3/9/26	32,030	31,207
[1]	Citigroup Inc.	3.106%	4/8/26	65,591	62,890
	Citigroup Inc.	3.400%	5/1/26	26,099	25,005
	Citigroup Inc.	5.610%	9/29/26	57,464	57,777
	Citigroup Inc.	3.200%	10/21/26	67,737	63,660
	Citigroup Inc.	4.300%	11/20/26	6,489	6,255
	Citigroup Inc.	1.122%	1/28/27	27,369	24,475
	Citigroup Inc.	1.462%	6/9/27	27,945	24,911
	Citigroup Inc.	4.450%	9/29/27	61,546	59,135
[1]	Citigroup Inc.	3.887%	1/10/28	40,838	38,861
[1]	Citigroup Inc.	3.070%	2/24/28	85,221	78,986
	Citigroup Inc.	4.658%	5/24/28	39,772	39,156
[1]	Citigroup Inc.	3.668%	7/24/28	54,760	51,502
[1]	Citigroup Inc.	3.520%	10/27/28	16,544	15,400
[1]	Citigroup Inc.	4.075%	4/23/29	25,843	24,418
[1]	Citizens Bank NA	2.250%	4/28/25	12,506	11,371
	Citizens Bank NA	6.064%	10/24/25	11,465	10,847
[1]	Citizens Bank NA	3.750%	2/18/26	2,746	2,506
	Citizens Bank NA	4.575%	8/9/28	13,635	12,422
	Citizens Financial Group Inc.	4.300%	12/3/25	5,352	4,909
	Citizens Financial Group Inc.	2.850%	7/27/26	14,513	12,631
	Citizens Financial Group Inc.	4.300%	2/11/31	2,336	1,851
	CME Group Inc.	3.000%	3/15/25	15,099	14,602
	CNA Financial Corp.	4.500%	3/1/26	9,177	8,989
	CNA Financial Corp.	3.450%	8/15/27	8,937	8,393
	CNO Financial Group Inc.	5.250%	5/30/25	14,758	14,609
[1]	Comerica Bank	2.500%	7/23/24	14,449	13,096
[1]	Comerica Bank	4.000%	7/27/25	1,495	1,296
	Commonwealth Bank of Australia	5.079%	1/10/25	22,365	22,403
	Cooperatieve Rabobank UA	3.875%	8/22/24	20,415	20,048
	Cooperatieve Rabobank UA	1.375%	1/10/25	24,021	22,592
[1]	Cooperatieve Rabobank UA	3.375%	5/21/25	20,986	20,264
	Cooperatieve Rabobank UA	4.375%	8/4/25	18,248	17,692
[1]	Cooperatieve Rabobank UA	3.750%	7/21/26	33,801	31,789
[2]	Corebridge Financial Inc.	3.650%	4/5/27	48,274	45,156
[2]	Corebridge Financial Inc.	6.875%	12/15/52	17,875	16,284

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Credit Suisse AG	4.750%	8/9/24	26,800	26,101
[1]	Credit Suisse AG	3.625%	9/9/24	83,255	79,771
	Credit Suisse AG	7.950%	1/9/25	3,465	3,511
[1]	Credit Suisse AG	3.700%	2/21/25	9,141	8,683
	Credit Suisse AG	2.950%	4/9/25	19,677	18,431
	Credit Suisse AG	1.250%	8/7/26	23,327	20,005
	Credit Suisse AG	5.000%	7/9/27	24,377	23,578
	Credit Suisse AG	7.500%	2/15/28	47,680	50,640
	Credit Suisse Group AG	3.750%	3/26/25	39,843	37,564
	Credit Suisse Group AG	4.550%	4/17/26	33,717	31,830
	Deutsche Bank AG	4.500%	4/1/25	38,972	36,429
[1]	Deutsche Bank AG	3.961%	11/26/25	25,353	24,113
	Deutsche Bank AG	4.100%	1/13/26	4,313	4,119
[1]	Deutsche Bank AG	4.100%	1/13/26	10,467	9,704
	Deutsche Bank AG	1.686%	3/19/26	13,936	12,516
	Deutsche Bank AG	6.119%	7/14/26	31,078	30,628
	Deutsche Bank AG	2.129%	11/24/26	20,823	18,421
	Deutsche Bank AG	5.371%	9/9/27	7,260	7,173
	Deutsche Bank AG	2.311%	11/16/27	33,323	28,662
	Deutsche Bank AG	2.552%	1/7/28	24,024	20,924
	Deutsche Bank AG	6.720%	1/18/29	28,405	28,579
	Deutsche Bank AG	4.875%	12/1/32	15,843	13,233
	Discover Bank	2.450%	9/12/24	3,666	3,465
[1]	Discover Bank	4.250%	3/13/26	3,222	3,046
[1]	Discover Bank	3.450%	7/27/26	24,431	22,439
	Discover Financial Services	3.950%	11/6/24	3,962	3,824
	Discover Financial Services	3.750%	3/4/25	2,629	2,511
	Discover Financial Services	4.500%	1/30/26	22,835	22,131
	Discover Financial Services	4.100%	2/9/27	15,277	14,250
	Eaton Vance Corp.	3.500%	4/6/27	2,520	2,378
	ECMC Group Student Loan Trust	5.700%	4/1/28	5,800	22
	Equitable Holdings Inc.	4.350%	4/20/28	32,724	31,123
[2]	F&G Annuities & Life Inc.	7.400%	1/13/28	9,010	9,040
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	7,238	7,022
	Fidelity National Financial Inc.	4.500%	8/15/28	5,494	5,244
	Fifth Third Bancorp	2.375%	1/28/25	6,511	6,054
	Fifth Third Bancorp	2.550%	5/5/27	22,823	20,073
	Fifth Third Bancorp	1.707%	11/1/27	15,519	13,302
	Fifth Third Bancorp	4.055%	4/25/28	2,492	2,308
	Fifth Third Bancorp	6.361%	10/27/28	27,627	27,765
[1]	Fifth Third Bank NA	3.950%	7/28/25	7,533	7,175
	Fifth Third Bank NA	5.852%	10/27/25	18,029	17,612
[1]	Fifth Third Bank NA	3.850%	3/15/26	13,275	12,088
[1]	Fifth Third Bank NA	2.250%	2/1/27	8,750	7,704
	First American Financial Corp.	4.600%	11/15/24	6,144	6,008
	First Horizon Corp.	4.000%	5/26/25	11,636	10,744
[1]	First-Citizens Bank & Trust Co.	2.969%	9/27/25	4,039	3,767
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	6,927	6,876
	Franklin BSP Lending Corp.	3.250%	3/30/26	2,321	2,054
	Franklin Resources Inc.	2.850%	3/30/25	9,709	9,256
	FS KKR Capital Corp.	4.625%	7/15/24	5,833	5,651
	FS KKR Capital Corp.	4.125%	2/1/25	2,716	2,569
	FS KKR Capital Corp.	3.400%	1/15/26	34,291	31,089
	FS KKR Capital Corp.	2.625%	1/15/27	7,934	6,758
	GATX Corp.	3.250%	3/30/25	3,306	3,164
	GATX Corp.	3.250%	9/15/26	6,580	6,117
	GATX Corp.	3.850%	3/30/27	5,716	5,431
	GE Capital Funding LLC	3.450%	5/15/25	26,553	25,619

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Global Payments Inc.	1.500%	11/15/24	16,832	15,859
	Global Payments Inc.	2.650%	2/15/25	16,575	15,786
	Global Payments Inc.	1.200%	3/1/26	24,296	21,661
	Global Payments Inc.	4.800%	4/1/26	19,633	19,212
	Global Payments Inc.	2.150%	1/15/27	4,403	3,932
	Global Payments Inc.	4.950%	8/15/27	6,624	6,492
	Globe Life Inc.	4.550%	9/15/28	1,409	1,370
	Goldman Sachs BDC Inc.	3.750%	2/10/25	6,732	6,459
	Goldman Sachs BDC Inc.	2.875%	1/15/26	4,790	4,383
[1]	Goldman Sachs Group Inc.	3.850%	7/8/24	35,401	34,847
	Goldman Sachs Group Inc.	5.700%	11/1/24	6,746	6,759
	Goldman Sachs Group Inc.	3.500%	1/23/25	48,869	47,434
	Goldman Sachs Group Inc.	3.500%	4/1/25	84,186	81,317
	Goldman Sachs Group Inc.	3.750%	5/22/25	34,342	33,284
[1]	Goldman Sachs Group Inc.	3.272%	9/29/25	29,156	28,187
	Goldman Sachs Group Inc.	4.250%	10/21/25	43,792	42,662
	Goldman Sachs Group Inc.	0.855%	2/12/26	11,565	10,615
	Goldman Sachs Group Inc.	3.750%	2/25/26	45,071	43,556
	Goldman Sachs Group Inc.	3.500%	11/16/26	48,474	45,942
[1]	Goldman Sachs Group Inc.	1.093%	12/9/26	32,748	29,289
	Goldman Sachs Group Inc.	5.950%	1/15/27	18,646	19,111
	Goldman Sachs Group Inc.	3.850%	1/26/27	39,983	38,432
	Goldman Sachs Group Inc.	1.431%	3/9/27	34,154	30,685
	Goldman Sachs Group Inc.	4.387%	6/15/27	11,818	11,590
	Goldman Sachs Group Inc.	1.542%	9/10/27	42,273	37,289
	Goldman Sachs Group Inc.	1.948%	10/21/27	81,679	72,762
	Goldman Sachs Group Inc.	2.640%	2/24/28	94,545	85,866
	Goldman Sachs Group Inc.	3.615%	3/15/28	60,964	57,575
[1]	Goldman Sachs Group Inc.	3.691%	6/5/28	39,027	36,794
	Goldman Sachs Group Inc.	4.482%	8/23/28	56,928	55,380
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	20,200	18,838
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	40,000	37,909
	Golub Capital BDC Inc.	2.500%	8/24/26	14,269	12,276
	Golub Capital BDC Inc.	2.050%	2/15/27	5,721	4,724
	Hanover Insurance Group Inc.	4.500%	4/15/26	6,661	6,506
	Hercules Capital Inc.	2.625%	9/16/26	2,263	1,899
	HSBC Holdings plc	4.250%	8/18/25	28,551	27,612
[1]	HSBC Holdings plc	2.633%	11/7/25	33,554	31,932
	HSBC Holdings plc	4.180%	12/9/25	19,447	19,045
	HSBC Holdings plc	4.300%	3/8/26	49,414	48,244
	HSBC Holdings plc	2.999%	3/10/26	44,900	42,656
[1]	HSBC Holdings plc	1.645%	4/18/26	54,361	50,190
	HSBC Holdings plc	3.900%	5/25/26	32,930	31,744
[1]	HSBC Holdings plc	2.099%	6/4/26	57,831	53,741
[1]	HSBC Holdings plc	4.292%	9/12/26	68,854	66,573
	HSBC Holdings plc	7.336%	11/3/26	29,139	30,369
	HSBC Holdings plc	4.375%	11/23/26	46,714	44,849
	HSBC Holdings plc	1.589%	5/24/27	19,610	17,405
	HSBC Holdings plc	2.251%	11/22/27	60,748	54,077
[1]	HSBC Holdings plc	4.041%	3/13/28	45,594	43,038
	HSBC Holdings plc	4.755%	6/9/28	30,695	29,764
	HSBC Holdings plc	5.210%	8/11/28	31,162	30,781
[1]	HSBC Holdings plc	2.013%	9/22/28	845	731
	HSBC Holdings plc	7.390%	11/3/28	44,198	47,209
	HSBC Holdings plc	6.161%	3/9/29	38,541	39,288
	HSBC USA Inc.	3.500%	6/23/24	14,573	14,221
	Huntington Bancshares Inc.	2.625%	8/6/24	11,804	11,171
	Huntington Bancshares Inc.	4.000%	5/15/25	10,123	9,569

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntington Bancshares Inc.	4.443%	8/4/28	16,375	15,204
	Huntington National Bank	5.699%	11/18/25	20,685	19,643
	Huntington National Bank	4.552%	5/17/28	13,990	13,057
	ING Groep NV	3.869%	3/28/26	20,508	19,781
	ING Groep NV	3.950%	3/29/27	41,736	39,819
	ING Groep NV	1.726%	4/1/27	2,613	2,344
	ING Groep NV	4.017%	3/28/28	17,625	16,716
	Intercontinental Exchange Inc.	3.650%	5/23/25	35,440	34,951
	Intercontinental Exchange Inc.	3.750%	12/1/25	31,128	30,348
	Intercontinental Exchange Inc.	3.100%	9/15/27	9,660	9,089
	Intercontinental Exchange Inc.	4.000%	9/15/27	26,586	26,122
	Invesco Finance plc	3.750%	1/15/26	8,443	8,161
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	2,139	2,105
	Jefferies Financial Group Inc.	4.850%	1/15/27	4,162	4,111
	Jefferies Financial Group Inc.	6.450%	6/8/27	7,144	7,436
	JPMorgan Chase & Co.	3.875%	2/1/24	1	1
	JPMorgan Chase & Co.	3.875%	9/10/24	54,819	53,777
	JPMorgan Chase & Co.	3.125%	1/23/25	50,898	49,398
	JPMorgan Chase & Co.	0.824%	6/1/25	41,121	39,091
	JPMorgan Chase & Co.	3.845%	6/14/25	7,012	6,874
	JPMorgan Chase & Co.	0.969%	6/23/25	57,460	54,625
	JPMorgan Chase & Co.	3.900%	7/15/25	31,725	31,180
	JPMorgan Chase & Co.	0.768%	8/9/25	2,847	2,679
[1]	JPMorgan Chase & Co.	2.301%	10/15/25	22,770	21,760
	JPMorgan Chase & Co.	1.561%	12/10/25	53,564	50,253
	JPMorgan Chase & Co.	5.546%	12/15/25	57,958	58,034
	JPMorgan Chase & Co.	2.595%	2/24/26	17,893	17,036
[1]	JPMorgan Chase & Co.	2.005%	3/13/26	67,366	63,381
	JPMorgan Chase & Co.	3.300%	4/1/26	38,857	37,373
[1]	JPMorgan Chase & Co.	2.083%	4/22/26	60,988	57,370
	JPMorgan Chase & Co.	4.080%	4/26/26	51,307	50,240
	JPMorgan Chase & Co.	3.200%	6/15/26	33,734	32,166
	JPMorgan Chase & Co.	2.950%	10/1/26	50,196	47,325
	JPMorgan Chase & Co.	7.625%	10/15/26	13,248	14,285
	JPMorgan Chase & Co.	1.045%	11/19/26	45,609	41,098
	JPMorgan Chase & Co.	4.125%	12/15/26	39,963	39,122
[1]	JPMorgan Chase & Co.	3.960%	1/29/27	19,715	19,068
	JPMorgan Chase & Co.	1.040%	2/4/27	26,039	23,286
	JPMorgan Chase & Co.	1.578%	4/22/27	81,197	72,911
	JPMorgan Chase & Co.	8.000%	4/29/27	18,414	20,407
	JPMorgan Chase & Co.	1.470%	9/22/27	47,050	41,683
	JPMorgan Chase & Co.	4.250%	10/1/27	1,930	1,884
[1]	JPMorgan Chase & Co.	3.782%	2/1/28	56,344	53,609
	JPMorgan Chase & Co.	2.947%	2/24/28	34,213	31,644
	JPMorgan Chase & Co.	4.323%	4/26/28	59,280	57,705
[1]	JPMorgan Chase & Co.	3.540%	5/1/28	77,768	73,433
[1]	JPMorgan Chase & Co.	2.182%	6/1/28	4,439	3,961
	JPMorgan Chase & Co.	4.851%	7/25/28	96,725	96,274
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	33,050	30,822
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	30,558	29,022
	Kemper Corp.	4.350%	2/15/25	9,173	8,829
[1]	KeyBank NA	3.300%	6/1/25	10,007	9,016
[1]	KeyBank NA	4.150%	8/8/25	23,445	21,506
	KeyBank NA	4.700%	1/26/26	3,000	2,768
[1]	KeyBank NA	3.400%	5/20/26	15,180	12,916
[1]	KeyBank NA	5.850%	11/15/27	15,228	14,107
[1]	KeyCorp	3.878%	5/23/25	18,199	16,569
[1]	KeyCorp	4.150%	10/29/25	8,597	7,852

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	KeyCorp	2.250%	4/6/27	22,829	18,844
[1]	KeyCorp	4.100%	4/30/28	10,471	9,154
	Lazard Group LLC	3.750%	2/13/25	14,664	14,070
	Lazard Group LLC	3.625%	3/1/27	10,067	9,459
	Legg Mason Inc.	4.750%	3/15/26	2,368	2,342
	Lincoln National Corp.	3.350%	3/9/25	2,337	2,229
	Lincoln National Corp.	3.625%	12/12/26	4,869	4,526
	Lincoln National Corp.	3.800%	3/1/28	8,200	7,465
	Lloyds Bank plc	3.500%	5/14/25	2,969	2,836
	Lloyds Banking Group plc	4.500%	11/4/24	31,259	30,373
	Lloyds Banking Group plc	4.450%	5/8/25	20,123	19,643
[1]	Lloyds Banking Group plc	3.870%	7/9/25	57,050	55,660
	Lloyds Banking Group plc	4.582%	12/10/25	36,262	34,812
[1]	Lloyds Banking Group plc	2.438%	2/5/26	31,571	29,778
	Lloyds Banking Group plc	3.511%	3/18/26	5,855	5,600
	Lloyds Banking Group plc	4.650%	3/24/26	8,717	8,322
	Lloyds Banking Group plc	4.716%	8/11/26	22,544	22,050
	Lloyds Banking Group plc	3.750%	1/11/27	14,361	13,612
	Lloyds Banking Group plc	1.627%	5/11/27	2,464	2,203
	Lloyds Banking Group plc	3.750%	3/18/28	18,895	17,640
	Lloyds Banking Group plc	4.375%	3/22/28	12,275	11,820
[1]	Lloyds Banking Group plc	3.574%	11/7/28	18,885	17,301
	Lloyds Banking Group plc	5.871%	3/6/29	39,422	39,746
	Loews Corp.	3.750%	4/1/26	9,055	8,851
	M&T Bank Corp.	4.000%	7/15/24	4,163	4,000
	M&T Bank Corp.	4.553%	8/16/28	5,135	4,828
	Main Street Capital Corp.	3.000%	7/14/26	10,646	9,348
[1]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	10,460	9,777
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	11,461	11,162
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	18,295	17,365
[1]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	12,635	10,896
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	25,669	24,000
	Manulife Financial Corp.	4.150%	3/4/26	16,140	15,720
	Manulife Financial Corp.	2.484%	5/19/27	11,560	10,718
[1]	Manulife Financial Corp.	4.061%	2/24/32	12,867	12,099
	Markel Group Inc.	3.500%	11/1/27	5,844	5,500
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	13,890	13,622
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	14,712	14,348
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	7,498	7,309
	Mastercard Inc.	2.000%	3/3/25	17,196	16,432
	Mastercard Inc.	2.950%	11/21/26	12,621	12,035
	Mastercard Inc.	3.300%	3/26/27	14,129	13,611
	Mastercard Inc.	4.875%	3/9/28	25,250	25,854
	Mercury General Corp.	4.400%	3/15/27	8,425	8,040
	MetLife Inc.	3.000%	3/1/25	18,359	17,714
	MetLife Inc.	3.600%	11/13/25	11,022	10,709
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	23,884	23,130
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	65,734	62,046
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	3,366	3,269
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	32,460	29,776
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	10,508	10,400
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	45,421	42,882
	Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	17,578	17,428
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	4,858	4,535
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	11,350	11,346
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	23,526	22,686
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	1,866	1,807
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	5,865	5,850

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	3,459	3,195
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	19,429	18,848
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	80,170	70,990
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	18,136	16,942
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	17,352	15,284
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	37,411	33,650
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	3,960	3,789
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	2,646	2,530
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	36,793	36,389
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	24,005	24,061
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	26,984	27,104
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	18,665	18,621
[1]	Mizuho Financial Group Inc.	2.839%	7/16/25	17,537	16,910
[1]	Mizuho Financial Group Inc.	2.555%	9/13/25	6,749	6,460
	Mizuho Financial Group Inc.	2.651%	5/22/26	4,626	4,346
[1]	Mizuho Financial Group Inc.	2.226%	5/25/26	18,834	17,568
	Mizuho Financial Group Inc.	2.839%	9/13/26	14,078	13,006
	Mizuho Financial Group Inc.	3.663%	2/28/27	8,033	7,637
	Mizuho Financial Group Inc.	1.234%	5/22/27	30,327	26,740
	Mizuho Financial Group Inc.	1.554%	7/9/27	3,794	3,358
	Mizuho Financial Group Inc.	4.018%	3/5/28	25,025	23,770
	Mizuho Financial Group Inc.	5.414%	9/13/28	31,426	31,578
	Mizuho Financial Group Inc.	5.667%	5/27/29	11,588	11,746
[1]	Morgan Stanley	3.700%	10/23/24	45,856	44,818
[1]	Morgan Stanley	2.720%	7/22/25	46,013	44,380
[1]	Morgan Stanley	4.000%	7/23/25	67,621	66,163
[1]	Morgan Stanley	0.864%	10/21/25	18,933	17,596
[1]	Morgan Stanley	1.164%	10/21/25	24,519	22,908
	Morgan Stanley	5.000%	11/24/25	29,907	29,862
[1]	Morgan Stanley	3.875%	1/27/26	72,486	70,576
[1]	Morgan Stanley	2.630%	2/18/26	14,582	13,864
[1]	Morgan Stanley	2.188%	4/28/26	41,961	39,614
	Morgan Stanley	4.679%	7/17/26	26,996	26,716
[1]	Morgan Stanley	3.125%	7/27/26	68,896	64,998
[1]	Morgan Stanley	6.250%	8/9/26	5,895	6,090
[1]	Morgan Stanley	4.350%	9/8/26	51,470	50,183
	Morgan Stanley	6.138%	10/16/26	4,057	4,146
	Morgan Stanley	0.985%	12/10/26	29,180	26,094
	Morgan Stanley	3.625%	1/20/27	71,739	68,729
	Morgan Stanley	5.050%	1/28/27	21,750	21,694
	Morgan Stanley	3.950%	4/23/27	32,645	31,049
	Morgan Stanley	1.593%	5/4/27	87,460	78,600
[1]	Morgan Stanley	1.512%	7/20/27	74,188	66,099
	Morgan Stanley	2.475%	1/21/28	31,061	28,182
	Morgan Stanley	4.210%	4/20/28	31,470	30,349
	Morgan Stanley	6.296%	10/18/28	35,279	36,690
[1]	Morgan Stanley	3.772%	1/24/29	30,622	28,700
	Morgan Stanley	5.123%	2/1/29	66,425	66,142
	Morgan Stanley	5.164%	4/20/29	55,535	55,403
[1,4]	Morgan Stanley, 3M USD LIBOR + 1.340%	3.591%	7/22/28	36,235	33,828
	Morgan Stanley Bank NA	4.754%	4/21/26	10,975	10,934
	Morgan Stanley Direct Lending Fund	4.500%	2/11/27	2,361	2,189
	Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	6,545	6,238
	Morgan Stanley Domestic Holdings Inc.	4.500%	6/20/28	500	491
	Nasdaq Inc.	3.850%	6/30/26	12,130	11,889
	National Australia Bank Ltd.	5.132%	11/22/24	24,656	24,708
	National Australia Bank Ltd.	4.966%	1/12/26	22,739	22,823
	National Australia Bank Ltd.	3.375%	1/14/26	19,782	19,039

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	National Australia Bank Ltd.	2.500%	7/12/26	23,100	21,572
	National Australia Bank Ltd.	3.905%	6/9/27	12,168	11,791
	National Australia Bank Ltd.	4.944%	1/12/28	27,775	28,021
	National Bank of Canada	5.250%	1/17/25	12,937	12,822
	National Bank of Canada	3.750%	6/9/25	16,177	15,832
[1]	NatWest Group plc	4.269%	3/22/25	30,000	29,496
	NatWest Group plc	4.800%	4/5/26	28,848	28,438
	NatWest Group plc	7.472%	11/10/26	35,268	36,646
	NatWest Group plc	5.847%	3/2/27	16,065	16,111
	NatWest Group plc	1.642%	6/14/27	26,080	23,096
[1]	NatWest Group plc	3.073%	5/22/28	12,212	11,105
	NatWest Group plc	5.516%	9/30/28	19,053	18,998
[1]	NatWest Group plc	4.892%	5/18/29	30,816	29,781
[1]	NatWest Group plc	3.754%	11/1/29	16,642	15,663
	Nomura Holdings Inc.	2.648%	1/16/25	27,618	26,191
	Nomura Holdings Inc.	5.099%	7/3/25	15,382	15,130
	Nomura Holdings Inc.	1.851%	7/16/25	38,512	35,340
	Nomura Holdings Inc.	5.709%	1/9/26	500	500
	Nomura Holdings Inc.	1.653%	7/14/26	15,132	13,328
	Nomura Holdings Inc.	2.329%	1/22/27	35,785	31,819
	Nomura Holdings Inc.	5.386%	7/6/27	2,450	2,416
	Northern Trust Corp.	3.950%	10/30/25	4,347	4,202
	Northern Trust Corp.	4.000%	5/10/27	18,720	18,202
[1]	Northern Trust Corp.	3.375%	5/8/32	7,400	6,609
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	10,081	9,560
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	4,177	3,586
	Old Republic International Corp.	4.875%	10/1/24	7,163	7,065
	Old Republic International Corp.	3.875%	8/26/26	14,875	14,167
	ORIX Corp.	3.250%	12/4/24	14,320	13,824
	ORIX Corp.	3.700%	7/18/27	1,410	1,340
	ORIX Corp.	5.000%	9/13/27	12,240	12,240
	Owl Rock Capital Corp.	4.000%	3/30/25	3,308	3,115
	Owl Rock Capital Corp.	3.750%	7/22/25	2,575	2,378
	Owl Rock Capital Corp.	4.250%	1/15/26	8,822	8,159
	Owl Rock Capital Corp.	3.400%	7/15/26	25,889	22,901
	Owl Rock Capital Corp.	2.625%	1/15/27	11,077	9,383
[1]	Owl Rock Core Income Corp.	5.500%	3/21/25	8,721	8,453
[1]	Owl Rock Core Income Corp.	3.125%	9/23/26	585	505
[1]	Owl Rock Core Income Corp.	4.700%	2/8/27	9,380	8,509
[2]	Owl Rock Core Income Corp.	7.750%	9/16/27	20,795	20,865
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	3,005	2,481
	PayPal Holdings Inc.	2.400%	10/1/24	27,690	26,723
	PayPal Holdings Inc.	1.650%	6/1/25	18,565	17,469
	PayPal Holdings Inc.	2.650%	10/1/26	40,929	38,442
	PNC Bank NA	2.500%	8/27/24	12,055	11,551
[1]	PNC Bank NA	3.300%	10/30/24	19,052	18,416
[1]	PNC Bank NA	2.950%	2/23/25	9,307	8,830
[1]	PNC Bank NA	3.875%	4/10/25	15,076	14,414
[1]	PNC Bank NA	3.250%	6/1/25	6,839	6,527
[1]	PNC Bank NA	4.200%	11/1/25	14,111	13,518
[1]	PNC Bank NA	3.100%	10/25/27	5,087	4,677
[1]	PNC Bank NA	3.250%	1/22/28	4,424	4,063
	PNC Financial Services Group Inc.	3.900%	4/29/24	14,501	14,203
	PNC Financial Services Group Inc.	2.200%	11/1/24	20,034	19,055
	PNC Financial Services Group Inc.	5.671%	10/28/25	21,398	21,333
	PNC Financial Services Group Inc.	2.600%	7/23/26	23,960	22,248
	PNC Financial Services Group Inc.	1.150%	8/13/26	15,046	13,202
	PNC Financial Services Group Inc.	4.758%	1/26/27	5,955	5,884

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Financial Services Group Inc.	3.150%	5/19/27	6,118	5,704
	PNC Financial Services Group Inc.	5.354%	12/2/28	15,560	15,537
	Principal Financial Group Inc.	3.400%	5/15/25	5,119	4,924
	Principal Financial Group Inc.	3.100%	11/15/26	3,925	3,669
	Progressive Corp.	2.450%	1/15/27	23,411	21,702
	Progressive Corp.	2.500%	3/15/27	11,609	10,768
	Prospect Capital Corp.	3.706%	1/22/26	4,180	3,671
	Prospect Capital Corp.	3.364%	11/15/26	5,578	4,680
[1]	Prudential Financial Inc.	1.500%	3/10/26	4,443	4,078
[1]	Prudential Financial Inc.	5.375%	5/15/45	4,955	4,726
[1]	Prudential Financial Inc.	4.500%	9/15/47	13,713	12,760
	Regions Financial Corp.	2.250%	5/18/25	10,662	9,842
	Reinsurance Group of America Inc.	3.950%	9/15/26	5,966	5,697
	RenaissanceRe Finance Inc.	3.700%	4/1/25	3,735	3,636
	RenaissanceRe Finance Inc.	3.450%	7/1/27	6,633	6,244
[1]	Royal Bank of Canada	2.550%	7/16/24	33,991	32,908
	Royal Bank of Canada	0.650%	7/29/24	14,643	13,857
[1]	Royal Bank of Canada	0.750%	10/7/24	17,104	16,075
[1]	Royal Bank of Canada	5.660%	10/25/24	25,962	26,070
[1]	Royal Bank of Canada	2.250%	11/1/24	34,489	33,014
[1]	Royal Bank of Canada	1.600%	1/21/25	9,680	9,143
	Royal Bank of Canada	3.375%	4/14/25	17,979	17,406
[1]	Royal Bank of Canada	4.950%	4/25/25	19,415	19,298
[1]	Royal Bank of Canada	1.150%	6/10/25	42,342	39,067
[1]	Royal Bank of Canada	0.875%	1/20/26	27,968	25,206
[1]	Royal Bank of Canada	4.650%	1/27/26	38,367	37,747
	Royal Bank of Canada	1.200%	4/27/26	38,297	34,377
[1]	Royal Bank of Canada	1.150%	7/14/26	14,185	12,663
[1]	Royal Bank of Canada	1.400%	11/2/26	16,212	14,408
[1]	Royal Bank of Canada	2.050%	1/21/27	9,208	8,334
	Royal Bank of Canada	3.625%	5/4/27	6,618	6,310
[1]	Royal Bank of Canada	4.240%	8/3/27	31,120	30,232
[1]	Royal Bank of Canada	6.000%	11/1/27	13,309	13,790
[1]	Royal Bank of Canada	4.900%	1/12/28	21,106	20,957
	Santander Holdings USA Inc.	3.500%	6/7/24	25,470	24,755
	Santander Holdings USA Inc.	3.450%	6/2/25	12,141	11,553
	Santander Holdings USA Inc.	4.260%	6/9/25	7,507	7,185
	Santander Holdings USA Inc.	4.500%	7/17/25	11,734	11,351
	Santander Holdings USA Inc.	5.807%	9/9/26	13,040	12,876
	Santander Holdings USA Inc.	3.244%	10/5/26	37,022	33,600
	Santander Holdings USA Inc.	4.400%	7/13/27	25,939	24,655
	Santander Holdings USA Inc.	2.490%	1/6/28	11,927	10,453
	Santander Holdings USA Inc.	6.499%	3/9/29	10,475	10,621
[1]	Santander UK Group Holdings plc	1.532%	8/21/26	6,762	6,049
	Santander UK Group Holdings plc	6.833%	11/21/26	17,309	17,518
	Santander UK Group Holdings plc	1.673%	6/14/27	25,914	22,451
	Santander UK Group Holdings plc	2.469%	1/11/28	33,331	29,297
[1]	Santander UK Group Holdings plc	3.823%	11/3/28	5,526	5,032
	Santander UK Group Holdings plc	6.534%	1/10/29	22,298	22,712
	Santander UK plc	2.875%	6/18/24	12,056	11,700
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	2,941	2,830
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	6,482	5,700
[2]	Standard Chartered plc	2.819%	1/30/26	1,350	1,277
	State Street Corp.	3.300%	12/16/24	12,310	11,944
	State Street Corp.	3.550%	8/18/25	32,536	31,644
[1]	State Street Corp.	2.354%	11/1/25	26,405	25,228
	State Street Corp.	4.857%	1/26/26	13,690	13,594
	State Street Corp.	2.901%	3/30/26	14,057	13,433

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State Street Corp.	5.104%	5/18/26	16,890	16,851
	State Street Corp.	2.650%	5/19/26	16,234	15,300
	State Street Corp.	5.751%	11/4/26	9,710	9,820
	State Street Corp.	2.203%	2/7/28	13,090	11,903
	State Street Corp.	5.820%	11/4/28	9,115	9,378
	Stifel Financial Corp.	4.250%	7/18/24	8,689	8,417
[1]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	4,242	4,149
[1]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	3,112	2,992
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	57,053	55,171
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	18,670	17,901
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	22,267	21,126
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	61,775	56,864
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	13,161	11,771
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	7,276	7,005
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	26,636	24,651
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	59,340	52,434
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	35,015	32,612
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	35,449	33,423
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	6,489	5,844
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	13,098	12,337
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	55,010	55,890
[1]	Synchrony Bank	5.400%	8/22/25	15,019	14,282
	Synchrony Bank	5.625%	8/23/27	20,570	19,209
	Synchrony Financial	4.250%	8/15/24	5,703	5,409
	Synchrony Financial	4.500%	7/23/25	27,350	25,418
	Synchrony Financial	3.700%	8/4/26	17,508	15,465
	Synchrony Financial	3.950%	12/1/27	10,297	8,873
	Synovus Bank	5.625%	2/15/28	7,895	6,993
[1]	Toronto-Dominion Bank	2.650%	6/12/24	32,569	31,602
[1]	Toronto-Dominion Bank	4.285%	9/13/24	26,378	25,977
	Toronto-Dominion Bank	1.250%	12/13/24	13,717	12,883
[1]	Toronto-Dominion Bank	1.450%	1/10/25	15,870	14,985
	Toronto-Dominion Bank	3.766%	6/6/25	40,650	39,506
[1]	Toronto-Dominion Bank	1.150%	6/12/25	32,352	29,781
[1]	Toronto-Dominion Bank	0.750%	9/11/25	4,019	3,646
[1]	Toronto-Dominion Bank	0.750%	1/6/26	7,126	6,378
[1]	Toronto-Dominion Bank	1.200%	6/3/26	22,156	19,746
[1]	Toronto-Dominion Bank	1.250%	9/10/26	38,237	33,819
[1]	Toronto-Dominion Bank	1.950%	1/12/27	15,610	14,028
[1]	Toronto-Dominion Bank	2.800%	3/10/27	8,018	7,382
	Toronto-Dominion Bank	4.108%	6/8/27	15,855	15,270
[1]	Toronto-Dominion Bank	4.693%	9/15/27	48,090	47,203
	Toronto-Dominion Bank	5.156%	1/10/28	15,035	15,072
[1]	Toronto-Dominion Bank	3.625%	9/15/31	34,395	32,044
	Trinity Acquisition plc	4.400%	3/15/26	7,059	6,863
[1]	Truist Bank	2.150%	12/6/24	45,778	42,983
[1]	Truist Bank	1.500%	3/10/25	22,815	21,020
[1]	Truist Bank	3.625%	9/16/25	25,390	23,721
[1]	Truist Bank	4.050%	11/3/25	2,711	2,597
[1]	Truist Bank	3.300%	5/15/26	4,998	4,569
[1]	Truist Bank	3.800%	10/30/26	10,441	9,510
[1]	Truist Financial Corp.	2.500%	8/1/24	27,708	26,593
[1]	Truist Financial Corp.	2.850%	10/26/24	17,196	16,480
	Truist Financial Corp.	4.000%	5/1/25	26,287	25,331
[1]	Truist Financial Corp.	3.700%	6/5/25	22,843	21,950
[1]	Truist Financial Corp.	1.200%	8/5/25	6,822	6,172
[1]	Truist Financial Corp.	4.260%	7/28/26	11,393	10,954
[1]	Truist Financial Corp.	5.900%	10/28/26	25,057	24,828

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Truist Financial Corp.	1.267%	3/2/27	6,541	5,798
[1]	Truist Financial Corp.	1.125%	8/3/27	3,771	3,186
[1]	Truist Financial Corp.	4.123%	6/6/28	16,865	15,976
[1]	Truist Financial Corp.	4.873%	1/26/29	29,260	28,330
	US Bancorp	2.400%	7/30/24	35,266	33,903
[1]	US Bancorp	3.600%	9/11/24	11,009	10,713
	US Bancorp	1.450%	5/12/25	16,824	15,556
[1]	US Bancorp	3.950%	11/17/25	10,536	10,209
[1]	US Bancorp	3.100%	4/27/26	23,295	21,535
[1]	US Bancorp	2.375%	7/22/26	17,036	15,684
	US Bancorp	5.727%	10/21/26	15,402	15,316
[1]	US Bancorp	3.150%	4/27/27	16,696	15,572
[1]	US Bancorp	2.215%	1/27/28	6,846	6,106
[1]	US Bancorp	3.900%	4/26/28	16,141	15,253
[1]	US Bancorp	4.548%	7/22/28	42,168	40,581
	US Bancorp	4.653%	2/1/29	33,380	32,224
[1]	US Bank NA	2.050%	1/21/25	11,068	10,463
[1]	US Bank NA	2.800%	1/27/25	39,784	38,000
	Visa Inc.	3.150%	12/14/25	96,879	93,687
	Visa Inc.	1.900%	4/15/27	31,607	29,122
	Visa Inc.	0.750%	8/15/27	4,473	3,927
	Visa Inc.	2.750%	9/15/27	1,110	1,046
	Voya Financial Inc.	3.650%	6/15/26	18,133	17,160
[1]	Voya Financial Inc.	4.700%	1/23/48	6,950	5,691
	Wachovia Corp.	7.574%	8/1/26	598	634
[1]	Wells Fargo & Co.	3.300%	9/9/24	35,441	34,564
[1]	Wells Fargo & Co.	3.000%	2/19/25	79,250	76,294
[1]	Wells Fargo & Co.	3.550%	9/29/25	59,834	57,781
[1]	Wells Fargo & Co.	2.406%	10/30/25	40,495	38,713
[1]	Wells Fargo & Co.	2.164%	2/11/26	52,080	49,192
	Wells Fargo & Co.	3.000%	4/22/26	40,602	38,427
[1]	Wells Fargo & Co.	3.908%	4/25/26	55,142	53,694
[1]	Wells Fargo & Co.	2.188%	4/30/26	32,684	30,747
[1]	Wells Fargo & Co.	4.100%	6/3/26	25,869	24,936
[1]	Wells Fargo & Co.	4.540%	8/15/26	39,952	39,299
	Wells Fargo & Co.	3.000%	10/23/26	83,941	78,297
[1]	Wells Fargo & Co.	3.196%	6/17/27	38,556	36,223
[1]	Wells Fargo & Co.	4.300%	7/22/27	56,781	54,788
[1]	Wells Fargo & Co.	3.526%	3/24/28	86,324	81,058
[1]	Wells Fargo & Co.	3.584%	5/22/28	49,932	46,897
[1]	Wells Fargo & Co.	2.393%	6/2/28	45,293	40,509
[1]	Wells Fargo & Co.	4.808%	7/25/28	46,438	45,764
	Western Union Co.	2.850%	1/10/25	18,359	17,565
	Western Union Co.	1.350%	3/15/26	2,558	2,272
	Westpac Banking Corp.	5.350%	10/18/24	14,088	14,151
	Westpac Banking Corp.	1.019%	11/18/24	10,005	9,449
	Westpac Banking Corp.	2.350%	2/19/25	28,713	27,477
	Westpac Banking Corp.	2.850%	5/13/26	33,229	31,555
	Westpac Banking Corp.	1.150%	6/3/26	18,974	17,034
	Westpac Banking Corp.	2.700%	8/19/26	23,156	21,687
	Westpac Banking Corp.	3.350%	3/8/27	18,491	17,622
	Westpac Banking Corp.	5.457%	11/18/27	36,024	37,136
	Westpac Banking Corp.	1.953%	11/20/28	4,400	3,810
[1]	Westpac Banking Corp.	2.894%	2/4/30	28,219	26,318
[1]	Westpac Banking Corp.	4.322%	11/23/31	36,914	34,484
	Willis North America Inc.	4.650%	6/15/27	20,311	19,787
	Willis North America Inc.	4.500%	9/15/28	709	676
					17,598,243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Health Care (8.4%)
	Abbott Laboratories	2.950%	3/15/25	6,562	6,396
	Abbott Laboratories	3.875%	9/15/25	3,673	3,614
[5]	Abbott Laboratories	3.750%	11/30/26	45,662	45,016
	Abbott Laboratories	1.150%	1/30/28	10,915	9,592
	AbbVie Inc.	3.850%	6/15/24	25,723	25,346
	AbbVie Inc.	2.600%	11/21/24	69,448	66,870
	AbbVie Inc.	3.800%	3/15/25	50,621	49,502
	AbbVie Inc.	3.600%	5/14/25	65,582	63,883
	AbbVie Inc.	3.200%	5/14/26	40,152	38,550
	AbbVie Inc.	2.950%	11/21/26	63,923	60,306
	Aetna Inc.	3.500%	11/15/24	3,058	2,980
	Agilent Technologies Inc.	3.050%	9/22/26	7,450	6,973
	AmerisourceBergen Corp.	3.250%	3/1/25	11,769	11,379
	AmerisourceBergen Corp.	3.450%	12/15/27	5,090	4,833
	Amgen Inc.	3.625%	5/22/24	32,512	31,902
	Amgen Inc.	1.900%	2/21/25	4,231	4,003
	Amgen Inc.	5.250%	3/2/25	20,910	20,972
	Amgen Inc.	3.125%	5/1/25	7,160	6,907
	Amgen Inc.	5.507%	3/2/26	15,175	15,168
	Amgen Inc.	2.600%	8/19/26	25,115	23,449
	Amgen Inc.	2.200%	2/21/27	39,167	35,869
	Amgen Inc.	5.150%	3/2/28	86,800	87,496
	Amgen Inc.	1.650%	8/15/28	10,200	8,778
	AstraZeneca Finance LLC	0.700%	5/28/24	34,274	32,732
	AstraZeneca Finance LLC	1.200%	5/28/26	22,142	20,047
	AstraZeneca Finance LLC	4.875%	3/3/28	22,011	22,299
	AstraZeneca Finance LLC	1.750%	5/28/28	13,001	11,384
	AstraZeneca plc	3.375%	11/16/25	43,706	42,360
	AstraZeneca plc	0.700%	4/8/26	5,484	4,936
	AstraZeneca plc	3.125%	6/12/27	12,087	11,504
	Baxalta Inc.	4.000%	6/23/25	13,491	13,182
	Baxter International Inc.	1.322%	11/29/24	20,241	19,013
	Baxter International Inc.	2.600%	8/15/26	12,385	11,482
	Baxter International Inc.	1.915%	2/1/27	33,238	29,637
	Becton Dickinson & Co.	3.363%	6/6/24	32,673	31,982
	Becton Dickinson & Co.	3.734%	12/15/24	12,132	11,864
	Becton Dickinson & Co.	3.700%	6/6/27	30,110	28,875
	Becton Dickinson & Co.	4.693%	2/13/28	10,075	10,054
	Biogen Inc.	4.050%	9/15/25	16,256	15,847
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	3,799	3,552
	Boston Scientific Corp.	1.900%	6/1/25	23,606	22,289
	Bristol-Myers Squibb Co.	3.625%	5/15/24	1,775	1,748
	Bristol-Myers Squibb Co.	2.900%	7/26/24	54,959	53,664
	Bristol-Myers Squibb Co.	0.750%	11/13/25	7,992	7,305
	Bristol-Myers Squibb Co.	3.200%	6/15/26	43,407	41,870
	Bristol-Myers Squibb Co.	3.250%	2/27/27	14,942	14,471
	Bristol-Myers Squibb Co.	1.125%	11/13/27	2,202	1,928
	Bristol-Myers Squibb Co.	3.450%	11/15/27	16,165	15,576
	Bristol-Myers Squibb Co.	3.900%	2/20/28	21,685	21,295
	Cardinal Health Inc.	3.079%	6/15/24	5,804	5,660
	Cardinal Health Inc.	3.500%	11/15/24	2,409	2,340
	Cardinal Health Inc.	3.750%	9/15/25	8,120	7,887
	Cardinal Health Inc.	3.410%	6/15/27	26,075	24,852
	Centene Corp.	4.250%	12/15/27	47,865	44,987
	Centene Corp.	2.450%	7/15/28	4,300	3,693
[1]	Cigna Group	3.500%	6/15/24	13,976	13,688
[1]	Cigna Group	3.250%	4/15/25	15,716	15,176

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cigna Group	4.125%	11/15/25	45,711	44,768
[1]	Cigna Group	4.500%	2/25/26	5,754	5,690
	Cigna Group	1.250%	3/15/26	4,784	4,326
[1]	Cigna Group	3.400%	3/1/27	41,678	39,610
	Cigna Group	4.375%	10/15/28	8,500	8,283
	CommonSpirit Health	2.760%	10/1/24	4,052	3,917
	CommonSpirit Health	1.547%	10/1/25	12,580	11,536
	CVS Health Corp.	3.375%	8/12/24	12,579	12,319
	CVS Health Corp.	2.625%	8/15/24	15,894	15,407
	CVS Health Corp.	4.100%	3/25/25	12,726	12,569
	CVS Health Corp.	3.875%	7/20/25	50,914	49,822
	CVS Health Corp.	5.000%	2/20/26	30,340	30,371
	CVS Health Corp.	2.875%	6/1/26	37,160	35,129
	CVS Health Corp.	3.000%	8/15/26	13,377	12,601
	CVS Health Corp.	3.625%	4/1/27	14,002	13,375
	CVS Health Corp.	1.300%	8/21/27	24,793	21,422
	CVS Health Corp.	4.300%	3/25/28	90,867	88,481
	CVS Health Corp.	3.250%	8/15/29	8,025	7,268
	Danaher Corp.	3.350%	9/15/25	9,630	9,325
	DH Europe Finance II Sarl	2.200%	11/15/24	3,161	3,029
	Elevance Health Inc.	3.500%	8/15/24	16,308	15,941
	Elevance Health Inc.	3.350%	12/1/24	21,642	21,025
	Elevance Health Inc.	2.375%	1/15/25	28,609	27,343
	Elevance Health Inc.	5.350%	10/15/25	6,605	6,650
	Elevance Health Inc.	4.900%	2/8/26	10,700	10,631
	Elevance Health Inc.	1.500%	3/15/26	20,160	18,397
	Elevance Health Inc.	3.650%	12/1/27	16,829	16,055
	Elevance Health Inc.	4.101%	3/1/28	22,487	21,893
	Eli Lilly & Co.	2.750%	6/1/25	8,393	8,105
	Eli Lilly & Co.	5.500%	3/15/27	7,000	7,323
[2]	GE HealthCare Technologies Inc.	5.550%	11/15/24	24,905	24,893
[2]	GE HealthCare Technologies Inc.	5.600%	11/15/25	19,421	19,480
[2]	GE HealthCare Technologies Inc.	5.650%	11/15/27	38,355	39,130
	Gilead Sciences Inc.	3.500%	2/1/25	37,295	36,338
	Gilead Sciences Inc.	3.650%	3/1/26	36,965	35,891
	Gilead Sciences Inc.	2.950%	3/1/27	25,681	24,266
	Gilead Sciences Inc.	1.200%	10/1/27	4,735	4,115
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	21,705	21,259
	GlaxoSmithKline Capital plc	3.000%	6/1/24	21,734	21,269
	HCA Inc.	5.375%	2/1/25	35,457	35,220
	HCA Inc.	5.250%	4/15/25	44,043	43,708
	HCA Inc.	5.875%	2/15/26	9,595	9,636
	HCA Inc.	5.250%	6/15/26	12,980	12,886
	HCA Inc.	5.375%	9/1/26	18,737	18,664
	HCA Inc.	4.500%	2/15/27	21,725	21,185
[2]	HCA Inc.	3.125%	3/15/27	44,209	40,923
	Humana Inc.	3.850%	10/1/24	6,456	6,324
	Humana Inc.	4.500%	4/1/25	16,747	16,569
	Humana Inc.	1.350%	2/3/27	5,955	5,226
	Humana Inc.	3.950%	3/15/27	6,989	6,735
	Humana Inc.	5.750%	3/1/28	5,423	5,622
	Illumina Inc.	5.800%	12/12/25	7,945	8,038
	Illumina Inc.	5.750%	12/13/27	12,882	13,114
	Johnson & Johnson	2.625%	1/15/25	10,064	9,780
	Johnson & Johnson	0.550%	9/1/25	10,183	9,364
	Johnson & Johnson	2.450%	3/1/26	48,612	46,345
	Johnson & Johnson	2.950%	3/3/27	25,027	24,051
	Johnson & Johnson	2.900%	1/15/28	8,120	7,726

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kaiser Foundation Hospitals	3.150%	5/1/27	1,592	1,507
	Laboratory Corp. of America Holdings	3.250%	9/1/24	7,900	7,676
	Laboratory Corp. of America Holdings	2.300%	12/1/24	4,139	3,947
	Laboratory Corp. of America Holdings	3.600%	2/1/25	18,862	18,319
	Laboratory Corp. of America Holdings	1.550%	6/1/26	12,837	11,523
	McKesson Corp.	0.900%	12/3/25	15,595	14,057
	McKesson Corp.	5.250%	2/15/26	7,881	7,887
	McKesson Corp.	1.300%	8/15/26	7,141	6,356
	Medtronic Global Holdings SCA	4.250%	3/30/28	21,255	20,970
	Merck & Co. Inc.	2.750%	2/10/25	29,583	28,703
	Merck & Co. Inc.	0.750%	2/24/26	20,975	19,090
	Merck & Co. Inc.	1.700%	6/10/27	34,907	31,619
	Merck & Co. Inc.	4.050%	5/17/28	7,000	6,963
	Mylan Inc.	4.550%	4/15/28	24,482	23,136
	Novartis Capital Corp.	3.400%	5/6/24	45,070	44,223
	Novartis Capital Corp.	1.750%	2/14/25	15,220	14,502
	Novartis Capital Corp.	3.000%	11/20/25	35,777	34,569
	Novartis Capital Corp.	2.000%	2/14/27	10,494	9,707
	Novartis Capital Corp.	3.100%	5/17/27	19,435	18,663
[1]	PeaceHealth Obligated Group	1.375%	11/15/25	3,630	3,302
	Pfizer Inc.	0.800%	5/28/25	12,534	11,636
	Pfizer Inc.	2.750%	6/3/26	13,724	13,094
	Pfizer Inc.	3.000%	12/15/26	34,962	33,374
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/25	52,423	52,322
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	52,423	52,159
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	75,246	74,968
[1]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	5,333	4,921
	Quest Diagnostics Inc.	3.500%	3/30/25	15,639	15,137
	Quest Diagnostics Inc.	3.450%	6/1/26	13,837	13,288
	Revvity Inc.	0.850%	9/15/24	2,885	2,716
	Royalty Pharma plc	1.200%	9/2/25	28,883	26,114
	Royalty Pharma plc	1.750%	9/2/27	17,317	14,942
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	58,998	55,675
[1]	SSM Health Care Corp.	3.823%	6/1/27	10,777	10,264
	SSM Health Care Corp.	4.894%	6/1/28	5,000	4,950
	Stryker Corp.	1.150%	6/15/25	7,162	6,629
	Stryker Corp.	3.375%	11/1/25	27,528	26,546
	Stryker Corp.	3.500%	3/15/26	1,871	1,808
	Stryker Corp.	3.650%	3/7/28	11,000	10,534
[1]	Sutter Health	1.321%	8/15/25	2,114	1,926
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	29,807	28,271
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	20,635	21,015
	UnitedHealth Group Inc.	2.375%	8/15/24	16,938	16,410
	UnitedHealth Group Inc.	5.000%	10/15/24	15,296	15,315
	UnitedHealth Group Inc.	3.750%	7/15/25	39,228	38,456
	UnitedHealth Group Inc.	5.150%	10/15/25	12,640	12,806
	UnitedHealth Group Inc.	3.700%	12/15/25	6,364	6,210
	UnitedHealth Group Inc.	1.250%	1/15/26	6,364	5,852
	UnitedHealth Group Inc.	3.100%	3/15/26	18,364	17,718
	UnitedHealth Group Inc.	1.150%	5/15/26	21,236	19,342
	UnitedHealth Group Inc.	3.450%	1/15/27	28,516	27,536
	UnitedHealth Group Inc.	3.375%	4/15/27	11,673	11,209
	UnitedHealth Group Inc.	3.700%	5/15/27	4,943	4,826
	UnitedHealth Group Inc.	2.950%	10/15/27	550	519
	UnitedHealth Group Inc.	5.250%	2/15/28	22,625	23,301
	Universal Health Services Inc.	1.650%	9/1/26	15,754	13,862
[1]	UPMC	3.600%	4/3/25	2,250	2,170
	Utah Acquisition Sub Inc.	3.950%	6/15/26	25,395	24,140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Viatris Inc.	1.650%	6/22/25	13,531	12,489
	Viatris Inc.	2.300%	6/22/27	12,810	11,224
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	4,644	4,380
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	4,310	4,174
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	29,296	27,876
	Zoetis Inc.	4.500%	11/13/25	19,743	19,530
	Zoetis Inc.	5.400%	11/14/25	18,478	18,720
					3,546,404
Industrials (6.1%)
	3M Co.	2.000%	2/14/25	10,835	10,304
[1]	3M Co.	3.000%	8/7/25	4,104	3,952
[1]	3M Co.	2.250%	9/19/26	7,445	6,851
	3M Co.	2.875%	10/15/27	14,254	13,140
	Allegion US Holding Co. Inc.	3.200%	10/1/24	3,257	3,139
	Allegion US Holding Co. Inc.	3.550%	10/1/27	3,360	3,153
[1]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	6,835	6,132
[1]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	6,624	5,888
	Amphenol Corp.	2.050%	3/1/25	2,427	2,297
[1]	BNSF Funding Trust I	6.613%	12/15/55	7,486	7,194
	Boeing Co.	2.850%	10/30/24	6,304	6,084
	Boeing Co.	4.875%	5/1/25	59,126	58,666
	Boeing Co.	2.600%	10/30/25	5,585	5,239
	Boeing Co.	2.750%	2/1/26	31,456	29,474
	Boeing Co.	2.196%	2/4/26	101,239	93,447
	Boeing Co.	3.100%	5/1/26	15,173	14,303
	Boeing Co.	2.250%	6/15/26	4,156	3,798
	Boeing Co.	2.700%	2/1/27	14,316	13,145
	Boeing Co.	2.800%	3/1/27	9,302	8,509
	Boeing Co.	5.040%	5/1/27	40,935	40,624
	Boeing Co.	3.250%	2/1/28	14,235	13,124
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	20,839	20,428
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	8,627	8,385
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	12,307	12,028
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	5,825	6,143
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	10,853	10,393
	Canadian National Railway Co.	2.950%	11/21/24	5,917	5,719
	Canadian National Railway Co.	2.750%	3/1/26	2,384	2,267
	Canadian Pacific Railway Co.	1.350%	12/2/24	16,320	15,372
	Canadian Pacific Railway Co.	2.900%	2/1/25	19,773	19,019
	Canadian Pacific Railway Co.	1.750%	12/2/26	30,385	27,583
	Carrier Global Corp.	2.242%	2/15/25	13,971	13,242
	Carrier Global Corp.	2.493%	2/15/27	28,431	26,065
[1]	Caterpillar Financial Services Corp.	2.850%	5/17/24	14,903	14,555
[1]	Caterpillar Financial Services Corp.	3.300%	6/9/24	15,287	15,000
[1]	Caterpillar Financial Services Corp.	0.600%	9/13/24	13,709	12,972
[1]	Caterpillar Financial Services Corp.	2.150%	11/8/24	20,407	19,619
[1]	Caterpillar Financial Services Corp.	3.250%	12/1/24	15,804	15,405
[1]	Caterpillar Financial Services Corp.	4.900%	1/17/25	8,141	8,145
[1]	Caterpillar Financial Services Corp.	1.450%	5/15/25	20,118	18,871
[1]	Caterpillar Financial Services Corp.	3.650%	8/12/25	16,899	16,510
[1]	Caterpillar Financial Services Corp.	0.800%	11/13/25	9,854	8,981
	Caterpillar Financial Services Corp.	0.900%	3/2/26	12,309	11,137
[1]	Caterpillar Financial Services Corp.	4.350%	5/15/26	11,685	11,625
	Caterpillar Financial Services Corp.	2.400%	8/9/26	6,630	6,205
[1]	Caterpillar Financial Services Corp.	1.150%	9/14/26	20,421	18,305
[1]	Caterpillar Financial Services Corp.	1.700%	1/8/27	9,501	8,657

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Caterpillar Financial Services Corp.	3.600%	8/12/27	20,762	20,109
	Caterpillar Inc.	3.400%	5/15/24	20,674	20,283
	CH Robinson Worldwide Inc.	4.200%	4/15/28	10,570	10,145
	CNH Industrial Capital LLC	5.450%	10/14/25	2,817	2,828
	CNH Industrial Capital LLC	1.875%	1/15/26	16,230	14,872
	CNH Industrial Capital LLC	1.450%	7/15/26	4,097	3,637
	CNH Industrial Capital LLC	4.550%	4/10/28	24,050	23,412
[1]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	4,881	4,726
	CSX Corp.	3.400%	8/1/24	11,595	11,331
	CSX Corp.	3.350%	11/1/25	8,973	8,653
	CSX Corp.	2.600%	11/1/26	14,309	13,344
	CSX Corp.	3.250%	6/1/27	24,688	23,406
	Cummins Inc.	0.750%	9/1/25	12,355	11,292
	Deere & Co.	2.750%	4/15/25	19,402	18,736
[2]	Delta Air Lines Inc.	4.750%	10/20/28	14,500	13,989
	Dover Corp.	3.150%	11/15/25	7,077	6,768
	Eaton Corp.	3.103%	9/15/27	7,546	7,152
	Emerson Electric Co.	3.150%	6/1/25	6,491	6,276
	Emerson Electric Co.	0.875%	10/15/26	13,561	12,036
	Emerson Electric Co.	1.800%	10/15/27	2,551	2,276
	FedEx Corp.	3.250%	4/1/26	5,840	5,630
	Fortive Corp.	3.150%	6/15/26	18,128	17,188
	General Dynamics Corp.	3.250%	4/1/25	11,118	10,813
	General Dynamics Corp.	3.500%	5/15/25	11,210	10,987
	General Dynamics Corp.	2.125%	8/15/26	15,762	14,673
	General Dynamics Corp.	3.500%	4/1/27	16,507	15,898
	General Dynamics Corp.	2.625%	11/15/27	4,320	3,986
	General Dynamics Corp.	3.750%	5/15/28	17,806	17,203
	Hexcel Corp.	4.200%	2/15/27	7,990	7,601
	Honeywell International Inc.	2.300%	8/15/24	11,218	10,864
	Honeywell International Inc.	4.850%	11/1/24	13,720	13,742
	Honeywell International Inc.	1.350%	6/1/25	23,712	22,211
	Honeywell International Inc.	2.500%	11/1/26	31,869	30,060
	Honeywell International Inc.	1.100%	3/1/27	4,880	4,346
	Honeywell International Inc.	4.950%	2/15/28	19,450	19,929
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	10,359	9,576
	Illinois Tool Works Inc.	2.650%	11/15/26	18,947	17,931
	JB Hunt Transport Services Inc.	3.875%	3/1/26	22,795	22,148
[1]	John Deere Capital Corp.	0.450%	6/7/24	15,742	15,017
[1]	John Deere Capital Corp.	3.350%	6/12/24	6,725	6,594
[1]	John Deere Capital Corp.	2.650%	6/24/24	19,162	18,682
[1]	John Deere Capital Corp.	0.625%	9/10/24	2,497	2,364
[1]	John Deere Capital Corp.	2.050%	1/9/25	7,500	7,182
[1]	John Deere Capital Corp.	1.250%	1/10/25	6,141	5,804
[1]	John Deere Capital Corp.	3.450%	3/13/25	13,003	12,708
[1]	John Deere Capital Corp.	3.400%	6/6/25	7,482	7,296
[1]	John Deere Capital Corp.	4.050%	9/8/25	17,134	16,906
[1]	John Deere Capital Corp.	3.400%	9/11/25	4,262	4,136
[1]	John Deere Capital Corp.	0.700%	1/15/26	17,561	15,923
[1]	John Deere Capital Corp.	2.650%	6/10/26	13,321	12,612
[1]	John Deere Capital Corp.	1.050%	6/17/26	4,760	4,308
[1]	John Deere Capital Corp.	2.250%	9/14/26	12,335	11,466
[1]	John Deere Capital Corp.	1.300%	10/13/26	2,481	2,228
[1]	John Deere Capital Corp.	1.700%	1/11/27	5,216	4,740
[1]	John Deere Capital Corp.	2.350%	3/8/27	16,876	15,623
[1]	John Deere Capital Corp.	1.750%	3/9/27	11,221	10,171
[1]	John Deere Capital Corp.	4.150%	9/15/27	44,465	43,873

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	John Deere Capital Corp.	4.750%	1/20/28	26,615	26,900
[1]	John Deere Capital Corp.	4.900%	3/3/28	20,509	20,841
[1]	Johnson Controls International plc	3.625%	7/2/24	4,327	4,242
[1]	Johnson Controls International plc	3.900%	2/14/26	10,813	10,487
	Keysight Technologies Inc.	4.550%	10/30/24	3,555	3,501
	Keysight Technologies Inc.	4.600%	4/6/27	19,235	19,102
	Kirby Corp.	4.200%	3/1/28	6,720	6,309
	L3Harris Technologies Inc.	3.950%	5/28/24	8,010	7,886
	L3Harris Technologies Inc.	3.832%	4/27/25	12,290	11,950
	L3Harris Technologies Inc.	3.850%	12/15/26	6,078	5,850
	Lennox International Inc.	1.350%	8/1/25	2,209	2,028
	Lockheed Martin Corp.	4.950%	10/15/25	10,604	10,682
	Lockheed Martin Corp.	3.550%	1/15/26	19,219	18,805
	Lockheed Martin Corp.	5.100%	11/15/27	23,889	24,590
	Lockheed Martin Corp.	4.450%	5/15/28	10,200	10,180
[2]	Mileage Plus Holdings LLC	6.500%	6/20/27	15,331	15,306
	Norfolk Southern Corp.	3.650%	8/1/25	2,630	2,550
	Norfolk Southern Corp.	2.900%	6/15/26	13,594	12,879
	Norfolk Southern Corp.	7.800%	5/15/27	3,487	3,867
	Norfolk Southern Corp.	3.150%	6/1/27	6,845	6,459
	Northrop Grumman Corp.	2.930%	1/15/25	24,681	23,790
	Northrop Grumman Corp.	3.200%	2/1/27	18,768	17,908
	Northrop Grumman Corp.	3.250%	1/15/28	47,323	44,597
	Oshkosh Corp.	4.600%	5/15/28	3,000	2,925
	Otis Worldwide Corp.	2.056%	4/5/25	25,088	23,713
	Otis Worldwide Corp.	2.293%	4/5/27	11,509	10,520
[1]	PACCAR Financial Corp.	3.150%	6/13/24	11,344	11,104
[1]	PACCAR Financial Corp.	2.150%	8/15/24	9,767	9,415
[1]	PACCAR Financial Corp.	0.900%	11/8/24	8,681	8,178
[1]	PACCAR Financial Corp.	1.800%	2/6/25	7,355	6,974
	PACCAR Financial Corp.	4.600%	1/10/28	9,140	9,210
	Parker-Hannifin Corp.	2.700%	6/14/24	6,915	6,720
	Parker-Hannifin Corp.	3.650%	6/15/24	42,556	41,730
[1]	Parker-Hannifin Corp.	3.300%	11/21/24	9,505	9,211
	Parker-Hannifin Corp.	3.250%	3/1/27	6,115	5,781
	Parker-Hannifin Corp.	4.250%	9/15/27	35,631	34,741
	Parker-Hannifin Corp.	4.500%	9/15/29	6,828	6,676
	Precision Castparts Corp.	3.250%	6/15/25	26,462	25,689
	Raytheon Technologies Corp.	3.950%	8/16/25	30,825	30,266
	Raytheon Technologies Corp.	5.000%	2/27/26	3,895	3,918
	Raytheon Technologies Corp.	2.650%	11/1/26	850	795
	Raytheon Technologies Corp.	3.500%	3/15/27	30,661	29,374
	Raytheon Technologies Corp.	3.125%	5/4/27	15,817	14,970
	Raytheon Technologies Corp.	4.125%	11/16/28	20,560	19,906
[2]	Regal Rexnord Corp.	6.050%	2/15/26	14,079	14,111
[2]	Regal Rexnord Corp.	6.050%	4/15/28	24,190	23,942
	Republic Services Inc.	2.500%	8/15/24	11,243	10,873
	Republic Services Inc.	3.200%	3/15/25	2,588	2,506
	Republic Services Inc.	0.875%	11/15/25	8,114	7,361
	Republic Services Inc.	2.900%	7/1/26	5,115	4,838
	Republic Services Inc.	3.375%	11/15/27	12,359	11,755
	Republic Services Inc.	3.950%	5/15/28	2,187	2,108
	Rockwell Automation Inc.	2.875%	3/1/25	6,027	5,821
[1]	Ryder System Inc.	2.500%	9/1/24	4,717	4,539
[1]	Ryder System Inc.	4.625%	6/1/25	4,225	4,157
[1]	Ryder System Inc.	3.350%	9/1/25	12,561	12,007
[1]	Ryder System Inc.	1.750%	9/1/26	2,561	2,295
[1]	Ryder System Inc.	2.900%	12/1/26	9,927	9,140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Ryder System Inc.	2.850%	3/1/27	7,844	7,206
[1]	Ryder System Inc.	5.650%	3/1/28	8,903	8,986
[1]	Ryder System Inc.	5.250%	6/1/28	15,500	15,267
	Southwest Airlines Co.	5.250%	5/4/25	34,122	33,951
	Southwest Airlines Co.	3.000%	11/15/26	3,075	2,863
	Southwest Airlines Co.	5.125%	6/15/27	17,688	17,610
	Southwest Airlines Co.	3.450%	11/16/27	5,003	4,635
	Teledyne Technologies Inc.	1.600%	4/1/26	14,215	12,944
	Teledyne Technologies Inc.	2.250%	4/1/28	13,370	11,806
	Textron Inc.	3.875%	3/1/25	2,777	2,706
	Textron Inc.	4.000%	3/15/26	12,667	12,338
	Textron Inc.	3.650%	3/15/27	5,273	5,013
	Timken Co.	3.875%	9/1/24	2,869	2,804
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	4,015	3,908
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	8,763	8,381
	Trimble Inc.	4.750%	12/1/24	7,827	7,719
	Tyco Electronics Group SA	3.450%	8/1/24	4,386	4,290
	Tyco Electronics Group SA	4.500%	2/13/26	7,485	7,443
	Tyco Electronics Group SA	3.700%	2/15/26	6,915	6,745
	Tyco Electronics Group SA	3.125%	8/15/27	16,107	15,095
	Union Pacific Corp.	3.250%	1/15/25	2,822	2,745
	Union Pacific Corp.	3.750%	7/15/25	3,330	3,262
	Union Pacific Corp.	3.250%	8/15/25	10,566	10,261
	Union Pacific Corp.	2.750%	3/1/26	15,271	14,561
[1]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	7,465	7,130
[1]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	8,687	8,174
[1]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	7,291	6,775
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	39,168	38,545
[1]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	13,039	12,300
	United Parcel Service Inc.	2.200%	9/1/24	9,080	8,770
	United Parcel Service Inc.	2.800%	11/15/24	17,362	16,845
	United Parcel Service Inc.	3.900%	4/1/25	7,493	7,386
	United Parcel Service Inc.	2.400%	11/15/26	3,402	3,196
	United Parcel Service Inc.	3.050%	11/15/27	17,133	16,253
	United Parcel Service Inc.	3.400%	3/15/29	4,410	4,196
	Vontier Corp.	1.800%	4/1/26	7,816	6,947
	Waste Management Inc.	0.750%	11/15/25	11,795	10,696
	Waste Management Inc.	3.150%	11/15/27	11,020	10,431
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	14,012	13,306
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	14,808	13,945
	WW Grainger Inc.	1.850%	2/15/25	4,364	4,154
	Xylem Inc.	3.250%	11/1/26	11,405	10,810
					2,569,160
Materials (2.1%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	5,768	5,647
	Air Products and Chemicals Inc.	1.500%	10/15/25	4,697	4,362
	Air Products and Chemicals Inc.	1.850%	5/15/27	4,866	4,428
	Albemarle Corp.	4.650%	6/1/27	11,295	11,059
	Amcor Finance USA Inc.	3.625%	4/28/26	3,896	3,715
	Amcor Flexibles North America Inc.	4.000%	5/17/25	14,540	14,127
	ArcelorMittal SA	4.550%	3/11/26	7,061	6,939
	ArcelorMittal SA	6.550%	11/29/27	18,896	19,569
	Berry Global Inc.	1.570%	1/15/26	16,573	15,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berry Global Inc.	1.650%	1/15/27	8,835	7,653
[2]	Berry Global Inc.	5.500%	4/15/28	9,250	9,142
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	11,865	11,912
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	8,230	8,533
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	20,530	20,659
	Carlisle Cos. Inc.	3.500%	12/1/24	9,475	9,178
	Carlisle Cos. Inc.	3.750%	12/1/27	11,250	10,739
	Celanese US Holdings LLC	5.900%	7/5/24	35,189	35,142
	Celanese US Holdings LLC	6.050%	3/15/25	33,710	33,853
	Celanese US Holdings LLC	1.400%	8/5/26	4,243	3,697
	Celanese US Holdings LLC	6.165%	7/15/27	39,343	39,619
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	8,970	8,889
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	8,750	8,085
	DuPont de Nemours Inc.	4.493%	11/15/25	42,504	42,054
	Eastman Chemical Co.	3.800%	3/15/25	14,870	14,410
	Ecolab Inc.	2.700%	11/1/26	12,656	11,970
	Ecolab Inc.	1.650%	2/1/27	7,595	6,880
	Ecolab Inc.	3.250%	12/1/27	10,277	9,809
	Ecolab Inc.	5.250%	1/15/28	7,497	7,713
	EIDP Inc.	1.700%	7/15/25	2,917	2,731
	EIDP Inc.	4.500%	5/15/26	8,700	8,623
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	8,623	8,445
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	15,963	16,083
	FMC Corp.	5.150%	5/18/26	4,500	4,456
	FMC Corp.	3.200%	10/1/26	14,491	13,538
	Freeport-McMoRan Inc.	4.550%	11/14/24	4,267	4,212
	Freeport-McMoRan Inc.	5.000%	9/1/27	12,397	12,133
	Freeport-McMoRan Inc.	4.125%	3/1/28	7,345	6,887
[2]	Georgia-Pacific LLC	2.100%	4/30/27	3,760	3,439
	Kinross Gold Corp.	4.500%	7/15/27	7,831	7,632
	Linde Inc.	4.800%	12/5/24	3,240	3,230
	Linde Inc.	2.650%	2/5/25	8,612	8,285
	Linde Inc.	4.700%	12/5/25	10,690	10,694
	Linde Inc.	3.200%	1/30/26	15,089	14,669
	LYB International Finance II BV	3.500%	3/2/27	6,770	6,458
	LYB International Finance III LLC	1.250%	10/1/25	7,467	6,785
	Martin Marietta Materials Inc.	4.250%	7/2/24	7,787	7,677
	Martin Marietta Materials Inc.	3.450%	6/1/27	9,002	8,505
	Martin Marietta Materials Inc.	3.500%	12/15/27	3,024	2,867
	Mosaic Co.	4.050%	11/15/27	13,675	13,079
	Nucor Corp.	3.950%	5/23/25	4,600	4,500
	Nucor Corp.	2.000%	6/1/25	19,981	18,751
	Nucor Corp.	4.300%	5/23/27	4,275	4,193
	Nucor Corp.	3.950%	5/1/28	3,198	3,064
	Nutrien Ltd.	5.900%	11/7/24	5,245	5,276
	Nutrien Ltd.	3.000%	4/1/25	7,537	7,198
	Nutrien Ltd.	5.950%	11/7/25	6,611	6,739
	Nutrien Ltd.	4.000%	12/15/26	14,607	14,103
	Nutrien Ltd.	4.900%	3/27/28	14,010	13,884
	Packaging Corp. of America	3.650%	9/15/24	7,498	7,337
	Packaging Corp. of America	3.400%	12/15/27	9,973	9,445
	PPG Industries Inc.	2.400%	8/15/24	3,232	3,110
	PPG Industries Inc.	1.200%	3/15/26	16,198	14,589
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	5,850	5,349
	RPM International Inc.	3.750%	3/15/27	14,592	13,837
	Sherwin-Williams Co.	3.125%	6/1/24	22,286	21,733
	Sherwin-Williams Co.	4.050%	8/8/24	10,063	9,896
	Sherwin-Williams Co.	3.450%	8/1/25	8,625	8,312

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sherwin-Williams Co.	4.250%	8/8/25	3,427	3,371
	Sherwin-Williams Co.	3.450%	6/1/27	18,525	17,607
	Sonoco Products Co.	2.250%	2/1/27	8,998	8,120
	Southern Copper Corp.	3.875%	4/23/25	7,994	7,795
	Steel Dynamics Inc.	2.800%	12/15/24	15,002	14,353
	Steel Dynamics Inc.	2.400%	6/15/25	18,693	17,557
	Vale Overseas Ltd.	6.250%	8/10/26	20,464	21,143
	Vulcan Materials Co.	4.500%	4/1/25	7,256	7,148
	Vulcan Materials Co.	3.900%	4/1/27	9,822	9,542
	Westlake Corp.	3.600%	8/15/26	16,780	15,957
	WRKCo Inc.	3.000%	9/15/24	3,156	3,050
	WRKCo Inc.	3.750%	3/15/25	24,765	23,948
	WRKCo Inc.	4.650%	3/15/26	11,288	11,069
	WRKCo Inc.	4.000%	3/15/28	9,823	9,298
					896,512
Real Estate (3.8%)
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	20,421	19,675
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	6,946	6,745
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	6,646	6,394
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	8,328	7,976
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	3,905	3,672
	American Homes 4 Rent LP	4.250%	2/15/28	10,252	9,642
	American Tower Corp.	2.950%	1/15/25	14,764	14,181
	American Tower Corp.	2.400%	3/15/25	15,255	14,469
	American Tower Corp.	4.000%	6/1/25	15,538	15,119
	American Tower Corp.	1.300%	9/15/25	5,233	4,775
	American Tower Corp.	4.400%	2/15/26	11,069	10,815
	American Tower Corp.	1.600%	4/15/26	3,509	3,170
	American Tower Corp.	1.450%	9/15/26	10,785	9,549
	American Tower Corp.	3.375%	10/15/26	23,441	22,087
	American Tower Corp.	2.750%	1/15/27	5,283	4,854
	American Tower Corp.	3.125%	1/15/27	4,051	3,767
	American Tower Corp.	3.650%	3/15/27	6,947	6,567
	American Tower Corp.	3.550%	7/15/27	21,029	19,675
	American Tower Corp.	3.600%	1/15/28	4,725	4,407
	American Tower Corp.	1.500%	1/31/28	4,951	4,198
	American Tower Corp.	5.500%	3/15/28	19,665	19,873
[1]	AvalonBay Communities Inc.	3.500%	11/15/24	7,205	7,014
[1]	AvalonBay Communities Inc.	3.450%	6/1/25	9,744	9,411
[1]	AvalonBay Communities Inc.	3.500%	11/15/25	3,765	3,627
[1]	AvalonBay Communities Inc.	2.950%	5/11/26	6,430	6,065
[1]	AvalonBay Communities Inc.	2.900%	10/15/26	1,847	1,718
[1]	AvalonBay Communities Inc.	3.350%	5/15/27	3,925	3,695
[1]	AvalonBay Communities Inc.	3.200%	1/15/28	8,751	8,112
	Boston Properties LP	3.200%	1/15/25	12,450	11,784
	Boston Properties LP	3.650%	2/1/26	26,916	24,883
	Boston Properties LP	2.750%	10/1/26	16,663	14,646
	Boston Properties LP	6.750%	12/1/27	15,315	15,327
	Brandywine Operating Partnership LP	4.100%	10/1/24	4,872	4,554
	Brandywine Operating Partnership LP	3.950%	11/15/27	4,423	3,256
	Brandywine Operating Partnership LP	7.550%	3/15/28	4,275	3,639
	Brixmor Operating Partnership LP	3.850%	2/1/25	15,822	15,205
	Brixmor Operating Partnership LP	4.125%	6/15/26	10,336	9,715
	Brixmor Operating Partnership LP	3.900%	3/15/27	5,524	5,124
	Brixmor Operating Partnership LP	2.250%	4/1/28	5,017	4,244
	CBRE Services Inc.	4.875%	3/1/26	11,104	10,902
	Corporate Office Properties LP	2.250%	3/15/26	12,593	11,182
	Crown Castle Inc.	3.200%	9/1/24	24,396	23,681

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crown Castle Inc.	1.350%	7/15/25	4,449	4,092
	Crown Castle Inc.	4.450%	2/15/26	22,495	22,087
	Crown Castle Inc.	3.700%	6/15/26	11,110	10,646
	Crown Castle Inc.	1.050%	7/15/26	17,627	15,504
	Crown Castle Inc.	4.000%	3/1/27	11,410	10,976
	Crown Castle Inc.	2.900%	3/15/27	8,853	8,177
	Crown Castle Inc.	5.000%	1/11/28	38,250	37,936
	Crown Castle Inc.	3.800%	2/15/28	11,410	10,736
	Crown Castle Inc.	4.800%	9/1/28	12,000	11,805
	CubeSmart LP	4.000%	11/15/25	7,871	7,548
	CubeSmart LP	3.125%	9/1/26	4,708	4,380
	Digital Realty Trust LP	3.700%	8/15/27	8,704	7,953
	Digital Realty Trust LP	5.550%	1/15/28	22,179	21,763
	Digital Realty Trust LP	4.450%	7/15/28	4,000	3,721
	EPR Properties	4.500%	4/1/25	5,355	5,141
	EPR Properties	4.500%	6/1/27	19,960	17,591
	Equinix Inc.	2.625%	11/18/24	24,214	23,178
	Equinix Inc.	1.250%	7/15/25	5,513	5,040
	Equinix Inc.	1.000%	9/15/25	13,813	12,475
	Equinix Inc.	1.450%	5/15/26	13,676	12,244
	Equinix Inc.	2.900%	11/18/26	3,364	3,102
	Equinix Inc.	1.800%	7/15/27	2,841	2,463
	Equinix Inc.	1.550%	3/15/28	5,801	4,882
	ERP Operating LP	3.375%	6/1/25	15,089	14,571
	ERP Operating LP	2.850%	11/1/26	8,664	8,019
	Essex Portfolio LP	3.875%	5/1/24	8,120	7,981
	Essex Portfolio LP	3.500%	4/1/25	18,189	17,500
	Essex Portfolio LP	3.375%	4/15/26	3,480	3,310
	Essex Portfolio LP	3.625%	5/1/27	9,457	8,882
	Essex Portfolio LP	1.700%	3/1/28	6,777	5,780
	Extra Space Storage LP	5.700%	4/1/28	11,319	11,471
	Federal Realty Investment Trust	1.250%	2/15/26	5,770	5,197
	Federal Realty Investment Trust	3.250%	7/15/27	9,755	8,926
	Federal Realty OP LP	5.375%	5/1/28	5,680	5,589
	GLP Capital LP	3.350%	9/1/24	6,663	6,446
	GLP Capital LP	5.250%	6/1/25	18,985	18,583
	GLP Capital LP	5.375%	4/15/26	14,495	14,099
	Healthcare Realty Holdings LP	3.500%	8/1/26	19,479	17,988
	Healthcare Realty Holdings LP	3.750%	7/1/27	9,480	8,809
	Healthpeak OP LLC	3.400%	2/1/25	9,605	9,285
	Healthpeak OP LLC	4.000%	6/1/25	4,477	4,361
	Healthpeak OP LLC	3.250%	7/15/26	5,066	4,753
	Healthpeak OP LLC	1.350%	2/1/27	5,800	5,057
	Highwoods Realty LP	3.875%	3/1/27	9,923	8,942
	Highwoods Realty LP	4.125%	3/15/28	3,365	2,904
[1]	Host Hotels & Resorts LP	4.000%	6/15/25	10,595	10,241
[1]	Host Hotels & Resorts LP	4.500%	2/1/26	7,692	7,493
	Hudson Pacific Properties LP	3.950%	11/1/27	5,751	4,214
	Hudson Pacific Properties LP	5.950%	2/15/28	6,855	5,399
	Kilroy Realty LP	3.450%	12/15/24	6,780	6,463
	Kilroy Realty LP	4.375%	10/1/25	10,178	9,449
	Kimco Realty OP LLC	3.300%	2/1/25	14,443	13,896
	Kimco Realty OP LLC	2.800%	10/1/26	1,928	1,769
	Kimco Realty OP LLC	3.800%	4/1/27	10,930	10,311
	Kimco Realty OP LLC	1.900%	3/1/28	5,285	4,496
	Kite Realty Group LP	4.000%	10/1/26	10,576	9,658
	Kite Realty Group Trust	4.000%	3/15/25	3,550	3,357
	Life Storage LP	3.500%	7/1/26	7,846	7,461

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mid-America Apartments LP	3.750%	6/15/24	10,617	10,417
	Mid-America Apartments LP	4.000%	11/15/25	10,572	10,323
	Mid-America Apartments LP	1.100%	9/15/26	4,799	4,219
	Mid-America Apartments LP	3.600%	6/1/27	13,736	13,102
	NNN REIT Inc.	3.900%	6/15/24	7,074	6,930
	NNN REIT Inc.	4.000%	11/15/25	11,582	11,130
	NNN REIT Inc.	3.600%	12/15/26	4,635	4,357
	NNN REIT Inc.	3.500%	10/15/27	3,600	3,339
	Omega Healthcare Investors Inc.	4.500%	1/15/25	4,042	3,884
	Omega Healthcare Investors Inc.	5.250%	1/15/26	11,414	11,089
	Omega Healthcare Investors Inc.	4.500%	4/1/27	14,356	13,330
	Omega Healthcare Investors Inc.	4.750%	1/15/28	7,980	7,302
	Physicians Realty LP	4.300%	3/15/27	6,964	6,600
	Physicians Realty LP	3.950%	1/15/28	3,210	2,953
	Piedmont Operating Partnership LP	4.450%	3/15/24	7,189	6,870
	Prologis LP	3.250%	6/30/26	8,573	8,221
	Prologis LP	3.250%	10/1/26	13,371	12,810
	Prologis LP	2.125%	4/15/27	9,918	9,045
	Prologis LP	3.375%	12/15/27	8,925	8,457
	Public Storage	0.875%	2/15/26	3,881	3,483
	Public Storage	1.500%	11/9/26	17,971	16,160
	Public Storage	3.094%	9/15/27	5,246	4,934
	Public Storage	1.850%	5/1/28	1,475	1,288
	Realty Income Corp.	3.875%	7/15/24	5,656	5,534
	Realty Income Corp.	3.875%	4/15/25	13,169	12,827
	Realty Income Corp.	4.625%	11/1/25	11,031	10,912
	Realty Income Corp.	0.750%	3/15/26	1,857	1,638
	Realty Income Corp.	4.875%	6/1/26	13,657	13,563
	Realty Income Corp.	4.125%	10/15/26	8,833	8,608
	Realty Income Corp.	3.000%	1/15/27	14,538	13,514
	Realty Income Corp.	3.950%	8/15/27	4,091	3,918
	Realty Income Corp.	3.400%	1/15/28	22,409	20,891
	Regency Centers LP	3.600%	2/1/27	9,785	9,278
	Regency Centers LP	4.125%	3/15/28	4,275	4,021
	Rexford Industrial Realty LP	5.000%	6/15/28	2,800	2,741
	Sabra Health Care LP	5.125%	8/15/26	5,317	5,039
	Simon Property Group LP	2.000%	9/13/24	20,975	20,025
	Simon Property Group LP	3.375%	10/1/24	6,603	6,413
	Simon Property Group LP	3.500%	9/1/25	31,299	30,199
	Simon Property Group LP	3.300%	1/15/26	13,392	12,832
	Simon Property Group LP	3.250%	11/30/26	20,167	19,015
	Simon Property Group LP	1.375%	1/15/27	1,647	1,465
	Simon Property Group LP	3.375%	6/15/27	8,145	7,655
	Simon Property Group LP	3.375%	12/1/27	7,277	6,772
	Simon Property Group LP	1.750%	2/1/28	10,196	8,777
	SITE Centers Corp.	3.625%	2/1/25	7,613	7,171
	SITE Centers Corp.	4.250%	2/1/26	2,842	2,675
	SITE Centers Corp.	4.700%	6/1/27	10,016	9,236
	Spirit Realty LP	4.450%	9/15/26	5,272	5,027
	Spirit Realty LP	3.200%	1/15/27	2,534	2,301
	Spirit Realty LP	2.100%	3/15/28	3,571	3,007
	STORE Capital Corp.	4.500%	3/15/28	6,450	5,567
	Sun Communities Operating LP	2.300%	11/1/28	7,308	6,198
	Tanger Properties LP	3.125%	9/1/26	3,764	3,344
	Tanger Properties LP	3.875%	7/15/27	6,308	5,710
[1]	UDR Inc.	2.950%	9/1/26	3,803	3,517
	Ventas Realty LP	3.750%	5/1/24	14,492	14,168
	Ventas Realty LP	2.650%	1/15/25	6,362	5,998

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ventas Realty LP	3.500%	2/1/25	5,993	5,761
	Ventas Realty LP	4.125%	1/15/26	12,516	12,011
	Ventas Realty LP	3.250%	10/15/26	9,254	8,547
	Ventas Realty LP	3.850%	4/1/27	9,201	8,678
	Ventas Realty LP	4.000%	3/1/28	6,378	5,954
	VICI Properties LP	4.375%	5/15/25	12,760	12,334
	VICI Properties LP	4.750%	2/15/28	22,265	21,191
	Vornado Realty LP	3.500%	1/15/25	9,567	8,865
	Vornado Realty LP	2.150%	6/1/26	2,665	2,187
	Welltower OP LLC	3.625%	3/15/24	13,150	12,893
	Welltower OP LLC	4.000%	6/1/25	22,005	21,337
	Welltower OP LLC	4.250%	4/1/26	7,410	7,226
	Welltower OP LLC	2.700%	2/15/27	12,418	11,307
	Welltower OP LLC	4.250%	4/15/28	13,400	12,746
	WP Carey Inc.	4.000%	2/1/25	12,679	12,322
	WP Carey Inc.	4.250%	10/1/26	3,701	3,578
					1,612,230
Technology (8.0%)
	Adobe Inc.	1.900%	2/1/25	6,196	5,913
	Adobe Inc.	3.250%	2/1/25	21,235	20,750
	Adobe Inc.	2.150%	2/1/27	12,233	11,306
	Analog Devices Inc.	2.950%	4/1/25	10,447	10,120
	Analog Devices Inc.	3.500%	12/5/26	5,178	5,026
[2]	Analog Devices Inc.	3.450%	6/15/27	10,583	10,141
	Apple Inc.	1.800%	9/11/24	5,702	5,505
	Apple Inc.	2.750%	1/13/25	33,262	32,344
	Apple Inc.	2.500%	2/9/25	30,579	29,553
	Apple Inc.	1.125%	5/11/25	41,979	39,340
	Apple Inc.	3.200%	5/13/25	27,442	26,778
	Apple Inc.	0.550%	8/20/25	15,959	14,680
	Apple Inc.	0.700%	2/8/26	34,828	31,664
	Apple Inc.	3.250%	2/23/26	66,991	65,134
	Apple Inc.	2.450%	8/4/26	27,357	25,915
	Apple Inc.	2.050%	9/11/26	30,000	28,012
	Apple Inc.	3.350%	2/9/27	28,948	28,212
	Apple Inc.	3.200%	5/11/27	50,770	49,049
	Apple Inc.	3.000%	6/20/27	27,567	26,480
	Apple Inc.	2.900%	9/12/27	29,316	27,887
	Apple Inc.	3.000%	11/13/27	26,641	25,431
	Apple Inc.	1.200%	2/8/28	38,720	33,971
	Apple Inc.	4.000%	5/10/28	23,000	22,950
	Applied Materials Inc.	3.900%	10/1/25	15,545	15,281
	Applied Materials Inc.	3.300%	4/1/27	14,413	13,879
	Arrow Electronics Inc.	3.250%	9/8/24	8,687	8,422
	Arrow Electronics Inc.	4.000%	4/1/25	4,669	4,521
	Arrow Electronics Inc.	3.875%	1/12/28	10,950	10,202
	Autodesk Inc.	4.375%	6/15/25	9,134	9,028
	Autodesk Inc.	3.500%	6/15/27	10,256	9,814
	Automatic Data Processing Inc.	3.375%	9/15/25	28,471	27,722
	Automatic Data Processing Inc.	1.700%	5/15/28	17,224	15,271
	Avnet Inc.	4.625%	4/15/26	1,900	1,845
	Avnet Inc.	6.250%	3/15/28	10,500	10,604
	Broadcom Corp.	3.875%	1/15/27	62,826	60,461
	Broadcom Corp.	3.500%	1/15/28	8,258	7,680
	Broadcom Inc.	2.250%	11/15/23	4,851	4,751
	Broadcom Inc.	3.625%	10/15/24	7,948	7,755
	Broadcom Inc.	3.150%	11/15/25	5,676	5,414
	Broadcom Inc.	3.459%	9/15/26	13,923	13,269

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Broadcom Inc.	4.110%	9/15/28	15,000	14,253
Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,333	4,126
Cadence Design Systems Inc.	4.375%	10/15/24	4,475	4,421
CDW LLC	4.125%	5/1/25	11,774	11,372
CDW LLC	2.670%	12/1/26	4,915	4,415
CGI Inc.	1.450%	9/14/26	13,443	12,046
Cintas Corp. No. 2	3.700%	4/1/27	26,059	25,344
Cisco Systems Inc.	3.500%	6/15/25	7,686	7,514
Cisco Systems Inc.	2.950%	2/28/26	19,015	18,325
Cisco Systems Inc.	2.500%	9/20/26	26,392	24,959
Dell International LLC	4.000%	7/15/24	16,776	16,514
Dell International LLC	5.850%	7/15/25	2,774	2,811
Dell International LLC	6.020%	6/15/26	90,997	93,088
Dell International LLC	4.900%	10/1/26	35,778	35,545
Dell International LLC	6.100%	7/15/27	11,191	11,631
Dell International LLC	5.250%	2/1/28	19,505	19,591
DXC Technology Co.	1.800%	9/15/26	23,200	20,302
Equifax Inc.	2.600%	12/1/24	24,760	23,681
Equifax Inc.	2.600%	12/15/25	13,892	13,022
Equifax Inc.	5.100%	12/15/27	6,018	5,992
Equifax Inc.	5.100%	6/1/28	21,000	20,701
Fidelity National Information Services Inc.	4.500%	7/15/25	17,165	16,891
Fidelity National Information Services Inc.	1.150%	3/1/26	21,937	19,672
Fidelity National Information Services Inc.	4.700%	7/15/27	7,173	7,059
Fidelity National Information Services Inc.	1.650%	3/1/28	7,225	6,185
Fiserv Inc.	2.750%	7/1/24	52,654	51,100
Fiserv Inc.	3.850%	6/1/25	2,428	2,368
Fiserv Inc.	3.200%	7/1/26	44,010	41,558
Fiserv Inc.	2.250%	6/1/27	22,876	20,664
Fiserv Inc.	5.450%	3/2/28	15,625	15,867
Flex Ltd.	4.750%	6/15/25	12,365	12,102
Flex Ltd.	3.750%	2/1/26	18,197	17,349
Fortinet Inc.	1.000%	3/15/26	9,265	8,325
Genpact Luxembourg Sarl	3.375%	12/1/24	10,762	10,360
GXO Logistics Inc.	1.650%	7/15/26	4,676	4,054
Harman International Industries Inc.	4.150%	5/15/25	5,749	5,617
Hewlett Packard Enterprise Co.	5.900%	10/1/24	15,164	15,232
Hewlett Packard Enterprise Co.	4.900%	10/15/25	35,221	34,998
Hewlett Packard Enterprise Co.	1.750%	4/1/26	18,654	17,106
HP Inc.	2.200%	6/17/25	29,596	27,934
HP Inc.	1.450%	6/17/26	10,382	9,340
HP Inc.	3.000%	6/17/27	28,677	26,501
HP Inc.	4.750%	1/15/28	17,905	17,673
Hubbell Inc.	3.350%	3/1/26	10,695	10,245
Hubbell Inc.	3.150%	8/15/27	3,599	3,365
Hubbell Inc.	3.500%	2/15/28	2,500	2,342
Intel Corp.	3.400%	3/25/25	33,772	33,007
Intel Corp.	3.700%	7/29/25	49,373	48,319
Intel Corp.	2.600%	5/19/26	16,143	15,290
Intel Corp.	3.750%	3/25/27	24,352	23,656
Intel Corp.	3.150%	5/11/27	24,440	23,183
Intel Corp.	3.750%	8/5/27	3,351	3,242
Intel Corp.	4.875%	2/10/28	45,810	46,155
International Business Machines Corp.	4.000%	7/27/25	18,821	18,545
International Business Machines Corp.	7.000%	10/30/25	11,153	11,723
International Business Machines Corp.	4.500%	2/6/26	2,305	2,292
International Business Machines Corp.	3.450%	2/19/26	7,314	7,075
International Business Machines Corp.	3.300%	5/15/26	46,959	45,126

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Business Machines Corp.	3.300%	1/27/27	10,145	9,693
	International Business Machines Corp.	1.700%	5/15/27	36,207	32,437
	International Business Machines Corp.	4.150%	7/27/27	12,295	12,082
	International Business Machines Corp.	6.220%	8/1/27	6,227	6,550
	International Business Machines Corp.	4.500%	2/6/28	30,210	29,944
	Intuit Inc.	0.950%	7/15/25	16,119	14,796
	Jabil Inc.	1.700%	4/15/26	5,281	4,752
	Jabil Inc.	4.250%	5/15/27	7,340	7,052
	Juniper Networks Inc.	1.200%	12/10/25	12,677	11,309
	KLA Corp.	4.650%	11/1/24	8,410	8,346
	Kyndryl Holdings Inc.	2.050%	10/15/26	12,520	10,707
	Lam Research Corp.	3.800%	3/15/25	9,024	8,852
	Lam Research Corp.	3.750%	3/15/26	4,363	4,268
	Legrand France SA	8.500%	2/15/25	8,325	8,796
	Leidos Inc.	3.625%	5/15/25	2,569	2,479
	Marvell Technology Inc.	1.650%	4/15/26	2,988	2,698
	Marvell Technology Inc.	2.450%	4/15/28	13,500	11,772
	Microchip Technology Inc.	4.250%	9/1/25	25,520	24,853
	Micron Technology Inc.	4.975%	2/6/26	3,635	3,601
	Micron Technology Inc.	4.185%	2/15/27	5,667	5,462
	Micron Technology Inc.	5.375%	4/15/28	20,440	20,163
	Microsoft Corp.	2.700%	2/12/25	27,650	26,826
	Microsoft Corp.	3.125%	11/3/25	53,814	52,333
	Microsoft Corp.	2.400%	8/8/26	72,806	69,052
	Microsoft Corp.	3.300%	2/6/27	77,502	75,781
	Moody's Corp.	3.750%	3/24/25	2,388	2,326
	Motorola Solutions Inc.	4.000%	9/1/24	1,920	1,884
	Motorola Solutions Inc.	4.600%	2/23/28	9,964	9,801
	NetApp Inc.	3.300%	9/29/24	2,214	2,151
	NetApp Inc.	1.875%	6/22/25	5,064	4,720
	NetApp Inc.	2.375%	6/22/27	11,623	10,643
	Nokia OYJ	4.375%	6/12/27	9,000	8,550
	NVIDIA Corp.	0.584%	6/14/24	9,234	8,797
	NVIDIA Corp.	3.200%	9/16/26	26,453	25,633
	NXP BV	2.700%	5/1/25	15,635	14,849
	NXP BV	5.350%	3/1/26	3,200	3,198
	NXP BV	3.875%	6/18/26	16,821	16,162
	NXP BV	3.150%	5/1/27	14,739	13,677
	NXP BV	4.400%	6/1/27	7,306	7,119
	Oracle Corp.	3.400%	7/8/24	45,939	44,908
	Oracle Corp.	2.950%	11/15/24	34,644	33,464
	Oracle Corp.	2.500%	4/1/25	71,872	68,534
	Oracle Corp.	2.950%	5/15/25	48,311	46,369
	Oracle Corp.	1.650%	3/25/26	57,903	52,882
	Oracle Corp.	2.650%	7/15/26	45,967	42,912
	Oracle Corp.	2.800%	4/1/27	41,728	38,500
	Oracle Corp.	3.250%	11/15/27	26,203	24,443
	Oracle Corp.	2.300%	3/25/28	52,270	46,252
[2]	Qorvo Inc.	1.750%	12/15/24	10,328	9,652
	QUALCOMM Inc.	3.450%	5/20/25	29,424	28,670
	QUALCOMM Inc.	3.250%	5/20/27	49,227	47,258
	Quanta Services Inc.	0.950%	10/1/24	1,877	1,756
	Roper Technologies Inc.	2.350%	9/15/24	2,791	2,681
	Roper Technologies Inc.	1.000%	9/15/25	20,880	19,027
	Roper Technologies Inc.	3.850%	12/15/25	4,400	4,260
	Roper Technologies Inc.	3.800%	12/15/26	16,944	16,291
	S&P Global Inc.	2.950%	1/22/27	12,615	11,958
	S&P Global Inc.	2.450%	3/1/27	15,510	14,396

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salesforce Inc.	3.700%	4/11/28	27,535	26,851
	Skyworks Solutions Inc.	1.800%	6/1/26	18,815	16,863
	TD SYNNEX Corp.	1.250%	8/9/24	4,545	4,272
	TD SYNNEX Corp.	1.750%	8/9/26	16,693	14,488
	Texas Instruments Inc.	1.375%	3/12/25	12,568	11,865
	Texas Instruments Inc.	1.125%	9/15/26	6,538	5,885
	Texas Instruments Inc.	4.600%	2/15/28	4,780	4,841
	Texas Instruments Inc.	2.250%	9/4/29	8,737	7,723
	TSMC Arizona Corp.	1.750%	10/25/26	41,398	37,289
	TSMC Arizona Corp.	3.875%	4/22/27	2,205	2,141
	Verisk Analytics Inc.	4.000%	6/15/25	25,492	24,859
	VMware Inc.	1.000%	8/15/24	8,145	7,697
	VMware Inc.	4.500%	5/15/25	2,917	2,878
	VMware Inc.	1.400%	8/15/26	46,141	40,846
	VMware Inc.	4.650%	5/15/27	5,981	5,867
	VMware Inc.	3.900%	8/21/27	28,486	27,128
	VMware Inc.	1.800%	8/15/28	5,000	4,206
	Western Digital Corp.	4.750%	2/15/26	47,065	44,858
	Workday Inc.	3.500%	4/1/27	35,392	33,803
	Xilinx Inc.	2.950%	6/1/24	12,328	12,035
					3,357,975
Utilities (5.4%)
	AEP Transmission Co. LLC	3.100%	12/1/26	8,216	7,778
	AES Corp.	1.375%	1/15/26	2,352	2,090
	AES Corp.	5.450%	6/1/28	14,100	13,902
	Alabama Power Co.	3.750%	9/1/27	10,733	10,383
	Ameren Corp.	2.500%	9/15/24	10,046	9,642
	Ameren Corp.	3.650%	2/15/26	7,795	7,490
	Ameren Corp.	1.950%	3/15/27	9,823	8,795
	Ameren Corp.	1.750%	3/15/28	8,000	6,896
	Ameren Illinois Co.	3.250%	3/1/25	1,322	1,286
[1]	American Electric Power Co. Inc.	1.000%	11/1/25	1,527	1,383
	American Electric Power Co. Inc.	5.750%	11/1/27	11,992	12,354
[1]	American Electric Power Co. Inc.	4.300%	12/1/28	5,740	5,566
	American Electric Power Co. Inc.	3.875%	2/15/62	15,719	12,624
	American Water Capital Corp.	3.400%	3/1/25	2,862	2,784
	American Water Capital Corp.	2.950%	9/1/27	12,385	11,532
	Appalachian Power Co.	3.400%	6/1/25	9,500	9,138
[1]	Appalachian Power Co.	3.300%	6/1/27	8,341	7,866
	Arizona Public Service Co.	3.150%	5/15/25	2,069	1,983
	Atmos Energy Corp.	3.000%	6/15/27	16,522	15,509
	Avangrid Inc.	3.150%	12/1/24	13,437	12,944
	Avangrid Inc.	3.200%	4/15/25	6,190	5,924
	Baltimore Gas & Electric Co.	2.400%	8/15/26	8,964	8,317
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	8,219	8,026
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	17,866	17,587
	Black Hills Corp.	1.037%	8/23/24	13,120	12,389
	Black Hills Corp.	3.950%	1/15/26	2,365	2,284
	Black Hills Corp.	3.150%	1/15/27	8,399	7,863
	Black Hills Corp.	5.950%	3/15/28	7,250	7,447
[1]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	9,354	8,693
[1]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	7,602	7,185
	CenterPoint Energy Inc.	2.500%	9/1/24	12,360	11,876
	CenterPoint Energy Inc.	1.450%	6/1/26	4,555	4,093
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	19,510	19,834
	Cleco Corporate Holdings LLC	3.743%	5/1/26	12,823	12,146
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	4,516	4,524
	CMS Energy Corp.	3.000%	5/15/26	12,443	11,774

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Edison Co.	2.550%	6/15/26	2,484	2,331
[1]	Connecticut Light & Power Co.	0.750%	12/1/25	6,848	6,177
[1]	Connecticut Light & Power Co.	3.200%	3/15/27	20,000	18,965
[1]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	4,415	4,143
	Constellation Energy Generation LLC	3.250%	6/1/25	15,400	14,732
	Constellation Energy Generation LLC	5.600%	3/1/28	6,198	6,334
	Consumers Energy Co.	4.650%	3/1/28	8,875	8,910
	Dominion Energy Inc.	3.071%	8/15/24	8,930	8,640
[1]	Dominion Energy Inc.	3.300%	3/15/25	6,844	6,615
	Dominion Energy Inc.	3.900%	10/1/25	15,288	14,855
[1]	Dominion Energy Inc.	1.450%	4/15/26	13,086	11,823
[1]	Dominion Energy Inc.	2.850%	8/15/26	9,076	8,447
[1]	Dominion Energy Inc.	3.600%	3/15/27	2,940	2,798
[1]	Dominion Energy Inc.	5.750%	10/1/54	5,920	5,642
	DTE Electric Co.	3.375%	3/1/25	8,196	7,981
[1]	DTE Electric Co.	1.900%	4/1/28	2,170	1,925
[1]	DTE Energy Co.	2.529%	10/1/24	23,359	22,449
	DTE Energy Co.	4.220%	11/1/24	22,150	21,777
[1]	DTE Energy Co.	1.050%	6/1/25	21,592	19,860
	DTE Energy Co.	2.850%	10/1/26	9,764	9,077
	DTE Energy Co.	4.875%	6/1/28	10,000	9,889
	Duke Energy Carolinas LLC	2.950%	12/1/26	2,739	2,594
	Duke Energy Corp.	0.900%	9/15/25	9,739	8,866
	Duke Energy Corp.	5.000%	12/8/25	3,000	3,000
	Duke Energy Corp.	2.650%	9/1/26	36,334	33,729
	Duke Energy Corp.	5.000%	12/8/27	24,492	24,550
	Duke Energy Corp.	3.250%	1/15/82	10,550	7,874
	Duke Energy Florida LLC	3.200%	1/15/27	24,509	23,344
	Duke Energy Progress LLC	3.250%	8/15/25	2,386	2,304
[1]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	4,371	4,198
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	7,024	6,829
	Edison International	3.550%	11/15/24	15,264	14,813
	Edison International	4.950%	4/15/25	3,446	3,395
	Edison International	5.750%	6/15/27	17,798	17,951
	Emera US Finance LP	3.550%	6/15/26	21,241	20,095
	Enel Americas SA	4.000%	10/25/26	10,158	9,798
	Entergy Arkansas LLC	3.700%	6/1/24	4,921	4,838
	Entergy Arkansas LLC	3.500%	4/1/26	13,351	12,909
	Entergy Corp.	0.900%	9/15/25	18,614	16,815
	Entergy Corp.	2.950%	9/1/26	18,047	16,818
	Entergy Louisiana LLC	0.950%	10/1/24	13,725	12,964
	Entergy Louisiana LLC	5.590%	10/1/24	5,273	5,290
	Entergy Louisiana LLC	5.400%	11/1/24	7,413	7,422
	Entergy Louisiana LLC	2.400%	10/1/26	3,753	3,466
	Evergy Inc.	2.450%	9/15/24	10,853	10,412
	Evergy Kansas Central Inc.	2.550%	7/1/26	13,140	12,302
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,033	3,829
	Evergy Metro Inc.	3.650%	8/15/25	2,140	2,064
[1]	Eversource Energy	3.800%	12/1/23	6,000	5,942
[1]	Eversource Energy	2.900%	10/1/24	3,981	3,843
[1]	Eversource Energy	0.800%	8/15/25	8,950	8,093
[1]	Eversource Energy	1.400%	8/15/26	1,662	1,484
	Eversource Energy	2.900%	3/1/27	19,115	17,794
	Eversource Energy	4.600%	7/1/27	13,119	12,939
[1]	Eversource Energy	3.300%	1/15/28	6,860	6,388
	Eversource Energy	5.450%	3/1/28	22,800	23,191
[1]	Exelon Corp.	3.950%	6/15/25	18,286	17,834
	Exelon Corp.	3.400%	4/15/26	5,955	5,697

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exelon Corp.	2.750%	3/15/27	15,806	14,614
	Exelon Corp.	5.150%	3/15/28	19,340	19,501
	Florida Power & Light Co.	2.750%	6/1/23	5,118	5,118
	Florida Power & Light Co.	3.250%	6/1/24	13,241	12,970
	Florida Power & Light Co.	2.850%	4/1/25	17,089	16,501
	Florida Power & Light Co.	3.125%	12/1/25	10,604	10,213
	Florida Power & Light Co.	4.450%	5/15/26	6,750	6,713
	Florida Power & Light Co.	5.050%	4/1/28	15,245	15,604
	Florida Power & Light Co.	4.400%	5/15/28	12,500	12,409
	Fortis Inc.	3.055%	10/4/26	23,922	22,324
[1]	Georgia Power Co.	2.200%	9/15/24	5,761	5,517
	Georgia Power Co.	3.250%	4/1/26	9,190	8,778
	Georgia Power Co.	3.250%	3/30/27	10,456	9,895
	Georgia Power Co.	4.650%	5/16/28	12,845	12,714
[1]	Gulf Power Co.	3.300%	5/30/27	9,218	8,795
	Iberdrola International BV	5.810%	3/15/25	8,871	8,973
	Interstate Power & Light Co.	3.250%	12/1/24	10,167	9,848
	IPALCO Enterprises Inc.	3.700%	9/1/24	8,388	8,120
	ITC Holdings Corp.	3.650%	6/15/24	2,548	2,487
	ITC Holdings Corp.	3.250%	6/30/26	12,159	11,533
	ITC Holdings Corp.	3.350%	11/15/27	9,015	8,454
[1]	Louisville Gas & Electric Co.	3.300%	10/1/25	3,466	3,347
	MidAmerican Energy Co.	3.500%	10/15/24	8,059	7,882
	MidAmerican Energy Co.	3.100%	5/1/27	12,384	11,740
	Mississippi Power Co.	3.950%	3/30/28	5,750	5,477
	National Fuel Gas Co.	5.200%	7/15/25	1,992	1,971
	National Fuel Gas Co.	5.500%	1/15/26	17,944	17,833
	National Fuel Gas Co.	5.500%	10/1/26	1,900	1,873
[1]	National Rural Utilities Cooperative Finance Corp.	1.000%	10/18/24	4,346	4,097
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	9,544	9,214
[1]	National Rural Utilities Cooperative Finance Corp.	3.450%	6/15/25	8,031	7,768
	National Rural Utilities Cooperative Finance Corp.	5.450%	10/30/25	10,632	10,737
[1]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	6,718	6,439
[1]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	8,633	7,713
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	12,226	11,498
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	5,569	5,583
[1]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	4,160	3,910
	NextEra Energy Capital Holdings Inc.	4.200%	6/20/24	9,824	9,679
	NextEra Energy Capital Holdings Inc.	4.255%	9/1/24	27,289	26,880
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	9,047	9,151
	NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	11,901	11,776
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	14,253	12,816
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	37,213	35,265
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	20,523	20,374
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	34,945	34,831
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	5,000	4,329
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/82	17,800	14,942
	NiSource Inc.	0.950%	8/15/25	35,293	32,181
	NiSource Inc.	3.490%	5/15/27	21,291	20,199
	NiSource Inc.	5.250%	3/30/28	14,104	14,211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NSTAR Electric Co.	3.200%	5/15/27	15,205	14,435
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	9,515	9,262
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	7,264	6,991
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	8,300	7,521
[2]	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	12,500	12,348
	Pacific Gas & Electric Co.	4.950%	6/8/25	2,854	2,806
	Pacific Gas & Electric Co.	3.500%	6/15/25	15,061	14,365
	Pacific Gas & Electric Co.	3.450%	7/1/25	27,086	25,761
	Pacific Gas & Electric Co.	3.150%	1/1/26	50,117	46,860
	Pacific Gas & Electric Co.	2.100%	8/1/27	18,826	16,301
	Pacific Gas & Electric Co.	3.300%	12/1/27	13,430	11,993
	PECO Energy Co.	3.150%	10/15/25	2,755	2,666
	Pinnacle West Capital Corp.	1.300%	6/15/25	6,984	6,384
	PPL Capital Funding Inc.	3.100%	5/15/26	16,218	15,411
[1]	Public Service Electric & Gas Co.	3.000%	5/15/25	1,061	1,022
[1]	Public Service Electric & Gas Co.	0.950%	3/15/26	4,431	4,018
[1]	Public Service Electric & Gas Co.	2.250%	9/15/26	4,915	4,541
[1]	Public Service Electric & Gas Co.	3.000%	5/15/27	5,791	5,469
	Public Service Enterprise Group Inc.	2.875%	6/15/24	25,972	25,267
	Public Service Enterprise Group Inc.	0.800%	8/15/25	4,522	4,114
	Public Service Enterprise Group Inc.	5.850%	11/15/27	14,205	14,685
	Puget Energy Inc.	3.650%	5/15/25	4,868	4,687
	San Diego Gas & Electric Co.	2.500%	5/15/26	5,077	4,801
	Sempra Energy	3.300%	4/1/25	14,561	14,019
	Sempra Energy	3.250%	6/15/27	21,011	19,630
	Sempra Energy	3.400%	2/1/28	3,645	3,396
	Sempra Energy	4.125%	4/1/52	15,930	12,881
	Sierra Pacific Power Co.	2.600%	5/1/26	2,470	2,324
[1]	Southern California Edison Co.	0.975%	8/1/24	4,815	4,570
[1]	Southern California Edison Co.	3.700%	8/1/25	23,604	22,931
[1]	Southern California Edison Co.	1.200%	2/1/26	8,905	8,024
[1]	Southern California Edison Co.	4.700%	6/1/27	5,494	5,461
	Southern California Edison Co.	5.850%	11/1/27	17,247	17,861
	Southern California Edison Co.	5.300%	3/1/28	20,530	20,905
	Southern California Gas Co.	3.150%	9/15/24	3,071	2,998
	Southern California Gas Co.	3.200%	6/15/25	4,858	4,687
[1]	Southern California Gas Co.	2.600%	6/15/26	2,095	1,967
	Southern California Gas Co.	2.950%	4/15/27	14,407	13,603
	Southern Co.	4.475%	8/1/24	6,638	6,540
	Southern Co.	5.150%	10/6/25	4,186	4,196
	Southern Co.	3.250%	7/1/26	30,511	29,002
	Southern Co.	4.850%	6/15/28	12,500	12,362
[1]	Southern Co.	4.000%	1/15/51	23,336	21,781
[1]	Southern Co.	3.750%	9/15/51	24,307	20,702
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	8,500	8,097
	Southern Power Co.	4.150%	12/1/25	20,334	19,957
	Southern Power Co.	0.900%	1/15/26	2,601	2,347
	Southwest Gas Corp.	5.800%	12/1/27	4,622	4,728
	Southwest Gas Corp.	5.450%	3/23/28	12,120	12,169
[1]	Southwestern Electric Power Co.	1.650%	3/15/26	9,009	8,187
[1]	Southwestern Electric Power Co.	2.750%	10/1/26	8,897	8,223
[1]	Southwestern Electric Power Co.	4.100%	9/15/28	10,000	9,562
	Southwestern Public Service Co.	3.300%	6/15/24	4,440	4,344
	Tampa Electric Co.	3.875%	7/12/24	3,619	3,560
	Tucson Electric Power Co.	3.050%	3/15/25	7,033	6,768
	Union Electric Co.	2.950%	6/15/27	9,707	9,160
[1]	Virginia Electric & Power Co.	3.100%	5/15/25	3,403	3,266
[1]	Virginia Electric & Power Co.	3.150%	1/15/26	27,887	26,846

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Virginia Electric & Power Co.	2.950%	11/15/26	2,579	2,415
[1]	Virginia Electric & Power Co.	3.500%	3/15/27	14,043	13,442
[1]	Virginia Electric & Power Co.	3.750%	5/15/27	2,702	2,618
[1]	Virginia Electric & Power Co.	3.800%	4/1/28	7,915	7,580
	WEC Energy Group Inc.	3.550%	6/15/25	3,083	2,954
	WEC Energy Group Inc.	5.000%	9/27/25	1,299	1,300
	WEC Energy Group Inc.	4.750%	1/9/26	5,375	5,348
	WEC Energy Group Inc.	5.150%	10/1/27	6,091	6,147
	WEC Energy Group Inc.	4.750%	1/15/28	13,025	12,869
	Wisconsin Electric Power Co.	2.050%	12/15/24	9,562	9,127
	Wisconsin Power & Light Co.	3.050%	10/15/27	5,539	5,165
	Wisconsin Public Service Corp.	5.350%	11/10/25	5,210	5,255
	Xcel Energy Inc.	3.300%	6/1/25	14,350	13,832
	Xcel Energy Inc.	3.350%	12/1/26	9,492	9,011
	Xcel Energy Inc.	1.750%	3/15/27	13,059	11,699
	Xcel Energy Inc.	4.000%	6/15/28	4,840	4,656
					2,267,928
Total Corporate Bonds (Cost $43,457,528)					41,274,108
				Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[6]	Vanguard Market Liquidity Fund (Cost $184,636)	5.125%		1,846,668	184,630
Total Investments (99.4%) (Cost $44,093,486)					41,910,001
Other Assets and Liabilities—Net (0.6%)					257,215
Net Assets (100%)					42,167,216
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, the aggregate value was $442,920,000, representing 1.1% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2023.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Securities with a value of $8,806,000 have been segregated as initial margin for recently closed futures contracts.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3M—3-month.
DAC—Designated Activity Company.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at May 31, 2023.
C. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
The fund had no open credit default swap contracts at May 31, 2023.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	451,263	—	451,263
Corporate Bonds	—	41,274,108	—	41,274,108
Temporary Cash Investments	184,630	—	—	184,630
Total	184,630	41,725,371	—	41,910,001